---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our annual report for the Anchor
                Series Trust, the underlying trust for the ICAP II Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. The following information from Wellington Management Company, LLP, the Subadviser for the Anchor Series Trust Portfolios, should give you some insight into the markets over the past twelve months and how conditions affected the performance of your underlying investments.

                U.S. ECONOMY AND MARKETS IN REVIEW

                  1999 proved to be another extraordinary year for investors with the S&P 500 Composite Index up 21.0%, the Russell 3000 (a broad market cap index) up 20.9% and the Russell 2000 (a small cap index) up 21.3%. This marks the fifth year in a row of 20%+ returns for the U.S. stock market. The U.S. consumer enjoyed the benefits of full and steady employment, rising measures of wealth and abundant supplies of material objects for purchase. This translated into high levels of spending, especially on such big-ticket items as homes, cars and luxury goods. Despite widespread focus upon the turn of the century and the possibility of computer-related Armageddon, there were few Y2K problems of significance when the smoke settled. And in fact the U.S. economy was expanding at its prolonged robust pace of 3.9% and the prospects of additional Federal Reserve tightening were nearing certainty.

                EXTREME SECTOR FOCUS -- ACROSS U.S. EQUITY MARKET CAPS

                  Within the U.S. stock market, there was a distinct
                bifurcation. Technology stocks were the clear leaders for the year, driving markets and valuations to new highs. Indeed, Internet related stocks offered eye popping triple digit returns dwarfing even traditional technology leaders. The narrow momentum character of the market is exemplified by the fact that the S&P 500 ex-technology was only up mid-single digits for the year with electric utilities, most transportation stocks and many consumer brand companies actually down for the year. In fact, more stocks provided negative returns in 1999 than positive returns. Only eight stocks in the S&P 500 accounted for 50% of the index's return in 1999. Smaller cap stocks did better in 1999 than in 1998. However, excluding the technology sector, size did matter, with smaller stocks performing less well than larger market cap companies.

                BOND MARKET ANXIETY RELATED TO FED TIGHTENING

                  Bonds turned in disappointing returns in 1999 with the 30-year
                Treasury returning -14.92% and even the 5-year Treasury providing a negative return of -2.49%. This type of yield increase and negative returns are reflective not only of actual Fed tightening at the short end (a 75 basis point increase during 1999) but expectations of more tightening to come. The market was demanding more compensation for the risks associated with owning corporate and mortgage securities in 1999 than has historically been true. This tendency drove yield spreads to the wide levels experienced a year ago during the Russia and Long-Term Capital crises. However, yield spreads began to compress even before year-end as investors realized that they have been overly concerned with liquidity and Y2K fears, had accumulated too much liquidity in their portfolios and should own more of these higher yielding sectors. On a mechanical note, the U.S. bond market ended the year with more mortgage securities than Treasuries in
                                                           ---------------------

---------------------

                circulation as measured by the Lehman Aggregate Bond index -- a trend we expect will continue. The Lehman Aggregate returned -0.8% in 1999 while High Yield bonds performed better with a 2.4% return given their lower sensitivity to rising interest rates and more equity-like characteristics.

                NON-U.S. MARKETS REBOUND STRONGLY

                  Non U.S. markets rebounded after lagging for several years.
                The MSCI All Country Free (ex U.S.) index was up 30.9% in 1999. As was true in the U.S., 1999 was a year to bet on risk and momentum. Bets on the most risky countries and the momentum sectors paid off handsomely. The biggest story of the year was Japan, as the Japanese market and economy seemed to break out of their decade long malaise. The Japanese banking crises was finally seen as being resolved and the ensuing merger frenzy among the largest city banks sent the sector upwards. A number of Japanese companies also took concrete measures to restructure and rationalize their operations. In addition, a new generation of entrepreneurial Japanese companies has emerged -- boosting stock market investments.

                ANCHOR SERIES TRUST PORTFOLIOS REWARD INVESTORS

                  Within this context, the nine Anchor Series Trust Portfolios rewarded investors in 1999. The four equity portfolios provided investors with double-digit returns, ranging from Capital Appreciation which turned in a remarkable 67.6% return, Natural Resources up 41.5% for the year, Growth up 26.9% and Growth and Income up 15.9%. The two balanced portfolios in the Trust also rewarded investors, which was especially significant given the weak year experienced by the bond market. Strategic Multi-Asset was up 28.2% with the international equities and capital appreciation equities more than compensating for the approximately 25.6% in bonds held in the portfolio. Multi-Asset was up 12.5% reflecting its more conservative U.S. focus and lower allocation to stocks. The Government and Quality Bond Portfolio was down -1.7% for the year, ahead of its peers in the Lipper category but slightly behind the Lehman Brothers Aggregate Index. Meanwhile the High Yield Portfolio had a relatively good year with a 5.7% return -- a premium of 1.0% ahead of the Lehman Brothers High Yield Index. The Money Market Portfolio returned 4.69%, ahead of the IBC All-Taxable Average of 4.64%.

                OUTLOOK

                  The strong economic environment of 1999 should continue in
                2000; another robust year for the U.S., acceleration across Europe, a frail Japanese recovery and improving growth in most developing economies. The global economy should grow 3.6%, up from 2.7% in 1999 and the fastest pace since 1989. We expect inflation to average 1.4% in the largest (G-5) economies in 2000, the same as 1999. Rising energy prices will cause a temporary acceleration in European and U.S. inflation, but this pressure should abate later in 2000. Inflation in developing economies remains much higher, but should be little changed overall in the next year. Stock market earnings in the G-5 countries rose an estimated 11% in 1999, and we expect double digit earnings growth in every major stock market in 2000.

                  Although many of the major financial markets experienced
                another positive year in 1999, we are cautiously optimistic about the prospects for further positive returns in 2000. While future results may be less robust, and uncertain, the expectation is for many
---------------------

---------------------

                interesting investment opportunities to be uncovered in the various markets represented within the Anchor Series Trust Portfolios through fundamental, proprietary research. We remain committed to helping you achieve your long-term goals by striving to uncover promising investment opportunities as they arise. As always we encourage investors to look closely at the allocation of their assets to determine if they are meeting their long-term investment plan and periodically meet with their financial representative.

                  This concludes the overview from Wellington Management
                Company, LLP. We look forward to reporting to you once again in six month's time and appreciate the confidence you place in us with your investment assets.

                Sincerely,

                /s/ ELI BROAD
                Eli Broad
                Chairman and Chief Executive Officer,
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                February 21, 2000
                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including fluctuations, political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial and political factors. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
               MONEY MARKET PORTFOLIO  INVESTMENT PORTFOLIO -- DECEMBER 31, 1999

                                                                                     PRINCIPAL
                                     SHORT-TERM SECURITIES -- 100.4%                   AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 2.4%
                       Strategic Money Market Trust 6.30% due 9/13/00 (1)
                         (cost $1,500,000).........................................  $1,500,000   $ 1,500,000
                                                                                                  ------------
                       BANK NOTES -- 15.8%
                       American Express Centurion Bank 6.09% due 2/15/00...........   2,000,000     2,000,000
                       Bank Scotland New York Institutional Certificate 5.73% due
                         7/03/00...................................................   1,000,000       999,831
                       Bayerische Hypotheken Union 6.38% due 5/15/00 (1)...........   1,500,000     1,499,726
                       Harris Trust & Savings Bank 5.00% due 2/04/00...............   2,000,000     2,000,000
                       National Bank Of Canada 5.17% due 4/10/00...................   1,500,000     1,499,842
                       Royal Bank Canada 5.70% due 7/03/00.........................   1,000,000       999,759
                       United States Bank National Association 5.92% due
                         10/02/00..................................................   1,000,000       999,424
                                                                                                  ------------
                       TOTAL BANK NOTES (cost $9,998,582)..........................                 9,998,582
                                                                                                  ------------
                       COMMERCIAL PAPER -- 37.9%
                       Aesop Funding Corp. 6.25% due 3/06/00.......................   1,868,000     1,847,493
                       American Home Products Corp. 5.99% due 2/23/00..............   2,000,000     1,983,128
                       APRECO, Inc. 5.91% due 2/10/00..............................   2,000,000     1,986,867
                       Archer Daniels Midland Co. 5.93% due 1/28/00................   1,800,000     1,791,994
                       Associates Corp. of North America 6.04% due 1/27/00.........   1,800,000     1,792,330
                       Bear Stearns Cos., Inc. 6.45% due 2/09/00...................   1,800,000     1,788,358
                       Eureka Securitization, Inc. 6.00% due 1/25/00...............   1,500,000     1,494,000
                       Falcon Asset Securitization Corp. 6.29% due 1/21/00.........   1,800,000     1,793,850
                       FINA Oil & Chemical Co. 5.82% due 2/28/00...................   1,500,000     1,485,935
                       Merrill Lynch & Co., Inc. 5.60% due 1/20/00.................   2,000,000     1,994,089
                       Metropolitan Life Funding, Inc. 6.02% due 1/26/00...........   1,800,000     1,792,650
                       Morgan Stanley Dean Witter 6.14% due 1/28/00................   1,800,000     1,791,900
                       National Fuel Gas Co. 6.22% due 2/01/00.....................   2,000,000     1,989,581
                       Preferred Receivables Funding 6.06% due 2/22/00.............   1,800,000     1,784,660
                       Riverwoods Funding Corp. 6.24% due 2/10/00..................   2,000,000     1,986,556
                       Sears Roebuck Acceptance Corp. 6.36% due 3/01/00............   2,000,000     1,979,500
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $23,962,596)...................                23,962,596
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 31.3%
                       Corporate Asset Fund 6.17% due 4/07/00 (1)..................   1,000,000     1,000,000
                       Fleet Financial Group, Inc. 6.27% due 7/28/00(1)............   2,000,000     2,005,026
                       General Electric Capital Corp. 6.11% due 5/03/00 (1)........   2,000,000     2,000,000
                       International Business Machines Corp. 5.95% due 8/17/00.....   1,500,000     1,499,338
                       KeyBank NA 6.22% due 8/31/00 (1)............................   2,000,000     2,000,000
                       Monumental Life Insurance Co. 6.31% due 3/30/00 (1).........   2,000,000     2,000,000
                       National Rural Utilities Cooperative Finance Corp. 6.14% due
                         6/26/00 (1)...............................................   1,000,000     1,000,030
                       Unum Corp. 6.12% due 6/19/00 (1)............................   1,000,000       999,741
                       Xerox Credit Corp. 6.04% due 12/08/00 (1)...................   2,000,000     1,999,312
                                                                                                  ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $19,823,742).........                19,823,742
                                                                                                  ------------
                       U.S. GOVERNMENT & AGENCIES -- 6.3%
                       Federal Home Loan Bank 4.83% due 1/14/00....................   4,000,000     3,993,139
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $59,278,059)..............                59,278,059
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 6.7%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $4,215,000)...............................................  $4,215,000   $ 4,215,000
                                                                                                  ------------
                                                                                                   63,493,059
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $63,493,059)                                100.4%                  63,493,059
                       Liabilities in excess of other
                         assets --                                          (0.4)                    (270,745)
                                                                          ------                 ------------
                       NET ASSETS --                                       100.0%                 $63,222,314
                                                                          ======                 ============


              -----------------------------

              (1) Variable rate security -- the rate reflected is as of December
                  31, 1999; maturity date reflects next reset date.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1999

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 92.3%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.0%
                       Tele-Communications, Inc. 9.25% 2002........................  $   150,000   $    157,445
                                                                                                   -------------
                       CONSUMER DISCRETIONARY -- 1.9%
                       J.C. Penney Co., Inc. 7.40% 2037............................    5,000,000      4,772,150
                       Wal-Mart Stores, Inc. 6.75% 2023............................    5,000,000      4,572,600
                                                                                                   -------------
                                                                                                      9,344,750
                                                                                                   -------------
                       FINANCE -- 9.4%
                       Abbey National First Capital 8.20% 2004.....................      250,000        257,830
                       Ace Ina Holding, Inc. 8.30% 2006............................    5,000,000      5,052,800
                       Associates Corp. North America 6.00% 2005...................    5,000,000      4,712,200
                       Citicorp. 6.75% 2007........................................    5,000,000      4,812,550
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    5,000,000      4,844,751
                       Equitable Cos., Inc. 7.00% 2028.............................      180,000        161,503
                       Ford Motor Credit Co. 7.20% 2007............................    5,000,000      4,907,050
                       General Electric Capital Corp. 7.50% 2035...................    5,000,000      4,765,550
                       General Reinsurance Corp. 9.00% 2009........................    5,000,000      5,458,900
                       KFW International Finance, Inc. 9.13% 2001..................      400,000        411,844
                       Morgan (J.P.) & Co., Inc. 6.25% 2005........................    5,000,000      4,721,000
                       Ohio National Life Insurance Co. 8.50% 2026*................      200,000        200,388
                       Toyota Motor Credit Corp. 5.50% 2008........................    5,000,000      4,404,400
                       United States Bancorp 7.50% 2026............................      400,000        400,232
                                                                                                   -------------
                                                                                                     45,110,998
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 7.1%
                       Diageo Capital PLC 6.13% 2005...............................    5,000,000      4,719,600
                       Ford Motor Co. 9.00% 2001...................................      250,000        258,440
                       Lucent Technologies, Inc. 5.50% 2008........................    5,950,000      5,267,713
                       Motorola, Inc. 5.80% 2008...................................    5,000,000      4,497,987
                       Postal Square L.P. 8.95% 2022...............................    4,638,200      5,245,294
                       SCL Terminal Aereo Santiago SA 6.95% 2012*..................    5,000,000      4,373,672
                       Stanford University 6.88% 2024..............................    5,000,000      4,667,545
                       United Technologies Corp. 6.63% 2004........................    5,000,000      4,892,711
                                                                                                   -------------
                                                                                                     33,922,962
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 1.1%
                       Disney (Walt) Co. 5.80% 2008................................    6,000,000      5,400,780
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.0%
                       Pitney Bowes, Inc. 5.50% 2004...............................    5,000,000      4,692,400
                                                                                                   -------------
                       TRANSPORTATION -- 3.7%
                       American Airlines 7.02% 2009................................    3,225,000      3,123,638
                       Continental Airlines 6.32% 2008.............................    5,000,000      4,631,700
                       Federal Express Corp. 6.72% 2022............................    4,987,556      4,507,154
                       United Parcel Service of America, Inc. 8.38% 2020...........    5,000,000      5,345,550
                                                                                                   -------------
                                                                                                     17,608,042
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 65.1%
                       Federal Home Loan Banks 5.13% 2003..........................  $34,785,000   $ 32,926,090
                       Federal Home Loan Mortgage Corp. 5.75% 2003.................   20,000,000     19,365,600
                       Federal Home Loan Mortgage Corp. 6.00% 2008 - 2013..........   14,935,469     14,226,422
                       Federal Home Loan Mortgage Corp. 6.50% 2029.................   23,719,375     22,362,864
                       Federal Home Loan Mortgage Corp. 7.00% 2010 - 2011..........    9,002,850      8,922,878
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................      254,584        252,199
                       Federal Home Loan Mortgage Corp. 14.75% 2010................       70,793         80,195
                       Federal National Mortgage Association 6.00% 2009 - 2028.....   29,800,818     28,836,439
                       Federal National Mortgage Association 6.50% 2012 - 2029.....   10,096,125      9,743,962
                       Federal National Mortgage Association 7.00% 2010 - 2011.....    3,611,056      3,570,837
                       Government National Mortgage Association 6.50%
                         2023 - 2029...............................................   82,467,804     77,402,498
                       Government National Mortgage Association 7.00%
                         2009 - 2023...............................................    7,322,508      7,240,550
                       Government National Mortgage Association 7.50%
                         2022 - 2023...............................................    8,126,536      8,075,746
                       Government National Mortgage Association 10.00%
                         2013 - 2017...............................................      942,711      1,009,208
                       Government National Mortgage Association 11.50% 2014........        7,858          8,640
                       Government National Mortgage Association 12.00% 2016........        5,298          5,920
                       Government National Mortgage Association 12.75% 2014........       44,268         50,438
                       Government National Mortgage Association 13.50% 2014........        4,723          5,420
                       United States Treasury Bonds 5.25% 2029.....................   10,000,000      8,268,700
                       United States Treasury Bonds 8.88% 2019.....................   15,250,000     18,562,147
                       United States Treasury Bonds 12.00% 2013....................    4,310,000      5,755,186
                       United States Treasury Notes 5.50% 2001.....................   20,000,000     19,784,400
                       United States Treasury Notes 5.63% 2002.....................   27,000,000     26,502,120
                                                                                                   -------------
                                                                                                    312,958,459
                                                                                                   -------------
                       UTILITIES -- 3.0%
                       AT&T Corp. 6.00% 2009.......................................    5,000,000      4,535,600
                       Hydro Quebec Electric 8.40% 2022............................    5,000,000      5,304,450
                       United States West Capital Funding, Inc. 6.38% 2008.........    5,000,000      4,569,911
                                                                                                   -------------
                                                                                                     14,409,961
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $465,213,914).............                 443,605,797
                                                                                                   -------------
                                                     SHORT-TERM SECURITIES -- 4.2%
                       -----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.1%
                       Falcon Asset Securitization Corp. 7.05% due 1/06/00.........    5,000,000      4,995,104
                       Japan Finance Corp. 9.13% due 10/11/00......................      400,000        406,928
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $5,450,252)..........                   5,402,032
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 3.1%
                       Federal Home Loan Participation 11.00% due 9/01/00..........          837            841
                       Government National Mortgage Association 10.00% due
                         11/15/00..................................................        2,964          2,980
                       Government National Mortgage Association 12.00% due
                         4/20/00...................................................        4,646          4,661
                       United States Treasury Notes 4.63% due 12/31/00.............   15,000,000     14,782,050
                                                                                                   -------------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $14,848,257).........                  14,790,532
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $20,298,509)..............                  20,192,564
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                                     REPURCHASE AGREEMENT -- 2.3%      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $10,770,000)........................................  $10,770,000   $ 10,770,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $496,282,423)                                  98.8%                 474,568,361
                       Other assets less liabilities --                        1.2                    6,003,729
                                                                             ------               --------------
                       NET ASSETS --                                         100.0%                $480,572,090
                                                                             ======               ==============


              -----------------------------

              * Resale restricted to qualified institutional buyers

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1999

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 93.5%                      AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       AEROSPACE & MILITARY TECHNOLOGY -- 1.9%
                       L-3 Communications Corp. 8.50% 2008.........................  $100,000    $    94,125
                       Loral Space & Communications Ltd. 9.50% 2006................   150,000        135,000
                       Moog, Inc., Series B 10.00% 2006............................   150,000        152,250
                                                                                                 -----------
                                                                                                     381,375
                                                                                                 -----------
                       AUTOMOTIVE -- 4.2%
                       Accuride Corp., Series B 9.25% 2008.........................   220,000        200,200
                       Exide Corp. 10.00% 2005.....................................   100,000         96,000
                       Federal Mogul Corp. 8.80% 2007..............................   220,000        216,970
                       Hayes Wheels International, Inc., Series B 9.13% 2007.......   100,000         96,250
                       LDM Technologies, Inc., Series B 10.75% 2007................   115,000        104,650
                       Key Plastics, Inc., Series B 10.25% 2007....................   100,000         38,000
                       Prestolite Electric, Inc. 9.63% 2008........................   125,000         97,812
                                                                                                 -----------
                                                                                                     849,882
                                                                                                 -----------
                       CABLE -- 5.8%
                       Adelphia Communications Corp. 9.38% 2009....................   100,000         98,500
                       Adelphia Communications Corp., Series B 9.88% 2007..........   250,000        253,750
                       Cablevision SA 13.75% 2009..................................    75,000         74,062
                       Charter Communication Hldgsllc 8.25% 2007*..................   250,000        232,500
                       Insight Midwest Lp 9.75% 2009...............................   100,000        103,750
                       Multicanal SA 13.13% 2009...................................    60,000         59,250
                       Multicanal SA 10.50% 2007*..................................   100,000         86,000
                       NTL, Inc., Series B 10.00% 2007.............................   100,000        102,500
                       Rogers Communications, Inc. 8.88% 2007......................   150,000        151,125
                                                                                                 -----------
                                                                                                   1,161,437
                                                                                                 -----------
                       CHEMICALS -- 3.8%
                       Acetex Corp. 9.75% 2003.....................................   150,000        136,125
                       ARCO Chemical Co. 9.80% 2020................................   250,000        255,000
                       Borden Chemicals & Plastics Operating 9.50% 2005............   100,000         92,000
                       Georgia Gulf Corp. 10.38% 2007*.............................    20,000         20,900
                       Lyondell Chemical Co. 10.88% 2009*..........................    80,000         83,000
                       Philipp Brothers Chemicals, Inc. 9.88% 2008.................   150,000        131,812
                       Sterling Chemicals, Inc. 11.75% 2006........................    50,000         37,500
                                                                                                 -----------
                                                                                                     756,337
                                                                                                 -----------
                       COMMUNICATIONS & MEDIA -- 6.5%
                       Carmike Cinemas, Inc. 9.38% 2009*...........................   150,000        129,375
                       Fox Liberty Networks LLC 8.88% 2007.........................   150,000        152,625
                       Globo Comunicacoes E Participating 10.50% 2006*.............   250,000        212,500
                       Gray Communications Systems, Inc. 10.63% 2006...............   100,000        103,250
                       Innova S. de R.L. 12.88% 2007...............................   100,000         89,000
                       Lin Holdings Corp. zero coupon 2008(1)......................   100,000         67,000
                       Loews Ciniplex Entertainment Corp. 8.88% 2008...............   100,000         88,500
                       Sullivan Graphics, Inc. 12.75% 2005.........................   150,000        155,250
                       TV Azteca SA de CV, Series B 10.50% 2007....................   200,000        172,000
                       World Color Press, Inc. 8.38% 2008*.........................   150,000        147,187
                                                                                                 -----------
                                                                                                   1,316,687
                                                                                                 -----------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                     AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 6.1%
                       Consumers Packaging, Inc. 9.75% 2007........................  $150,000    $   108,000
                       Corning Consumer Products Co. 9.63% 2008....................   100,000         80,000
                       Doman Industries Ltd. 12.00% 2004...........................   100,000        104,000
                       Evenflo, Inc. 11.75% 2006...................................   150,000        147,375
                       Packaging Corp. America 9.63% 2009..........................   100,000        102,875
                       Polaroid Corp. 11.50% 2006..................................   100,000         97,250
                       Rayovac Corp. 10.25% 2006...................................   150,000        156,750
                       Simmons Co. 10.25% 2009*....................................    65,000         61,425
                       True Temper Sports, Inc. 10.88% 2008........................   150,000        142,313
                       Westpoint Stevens, Inc. 7.88% 2008..........................   245,000        219,887
                                                                                                 -----------
                                                                                                   1,219,875
                                                                                                 -----------
                       ENERGY -- 2.5%
                       Clark Refining & Marketing, Inc. 8.63% 2008.................   100,000         65,750
                       P&L Coal Holdings Corp. 8.88% 2008..........................   160,000        156,400
                       Pen Holdings, Inc. 9.88% 2008...............................   150,000        141,375
                       Ram Energy, Inc. 11.50% 2008................................   175,000         78,313
                       RBF Finance Co. 11.00% 2006.................................    60,000         64,200
                                                                                                 -----------
                                                                                                     506,038
                                                                                                 -----------
                       FINANCE -- 1.3%
                       Thai Farmers Bank Ltd. 8.25% 2016*..........................   150,000        115,125
                       Western Financial Savings Bank 8.88% 2007...................   150,000        138,750
                                                                                                 -----------
                                                                                                     253,875
                                                                                                 -----------
                       FOOD & LODGING -- 2.5%
                       Delaware Monte Foods Co., Series B zero coupon 2007(1)......   325,000        248,219
                       Hammons (John Q.) Hotels L.P. 8.88% 2004....................   150,000        136,500
                       Purina Mills, Inc. 9.00% 2010(2)............................   100,000         22,750
                       Vlasic Foods International, Inc. 10.25% 2009................   100,000         95,375
                                                                                                 -----------
                                                                                                     502,844
                                                                                                 -----------
                       GAMING -- 1.2%
                       Hollywood Casino Corp. 11.25% 2007..........................    50,000         52,125
                       Lady Luck Gaming Finance Corp. 11.88% 2001..................   100,000         99,000
                       Venetian Casino Resort LLC 12.25% 2004......................   100,000         87,250
                                                                                                 -----------
                                                                                                     238,375
                                                                                                 -----------
                       GROCERY -- 1.0%
                       Homeland Stores, Inc. 10.00% 2003...........................   150,000        120,375
                       Pathmark Stores, Inc. 9.63% 2003............................   100,000         74,000
                       Pathmark Stores, Inc. 11.63% 2002...........................    40,000         13,200
                                                                                                 -----------
                                                                                                     207,575
                                                                                                 -----------
                       HEALTHCARE -- 5.2%
                       Alaris Medical Systems, Inc. 9.75% 2006.....................   150,000        129,750
                       Alaris Medical, Inc. zero coupon 2008(1)....................   100,000         42,875
                       Beverly Enterprises, Inc. 9.00% 2006........................   150,000        138,000
                       DJ Orthopedics LLC 12.63% 2009*.............................   100,000         98,000
                       Kinetic Concepts , Inc. 9.63% 2007..........................    75,000         56,438
                       Mediq/Life Support Services, Inc. 11.00% 2008...............   150,000         58,125
                       Tenet Healthcare Corp. 8.13% 2008*..........................   250,000        232,500
                       Triad Hospitals Holdings, Inc. 11.00% 2009*.................   105,000        109,200
                       Universal Hospital Services, Inc. 10.25% 2008...............   250,000        179,687
                                                                                                 -----------
                                                                                                   1,044,575
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 9.0%
                       Allied Waste North America, Inc. 7.88% 2009.................   150,000        132,000
                       Allied Waste North America, Inc. 10.00% 2009................    50,000         44,625
                       Anthony Crane Rental LP 10.38% 2008.........................   150,000        127,875

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                     AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Bell Sports, Inc. 11.00% 2008...............................  $100,000    $    99,000
                       Bepen 9.75% 2004............................................   100,000         83,750
                       Clark Material Handling Co. 10.75% 2006.....................   150,000         47,625
                       Grove Worldwide LLC, Inc. 9.25% 2008........................   180,000         52,200
                       Henry Co., Series B 10.00% 2008.............................   150,000        124,125
                       International Wire Group, Inc. 11.75% 2005..................   250,000        258,125
                       It Group, Inc. 11.25% 2009..................................   150,000        144,562
                       Neenah Corp., Series B 11.13% 2007..........................   150,000        139,125
                       Numatics, Inc., Series B 9.63% 2008.........................    75,000         56,063
                       Roller Bearing Co. America, Inc. 9.63% 2007.................    20,000         18,350
                       Royster Clark, Inc. 10.25% 2009.............................    60,000         55,200
                       South Carolina G Holding Corp. 12.00% 2009..................   100,000        106,750
                       Unitied Rentals, Inc. 9.00% 2009............................   100,000         94,250
                       Waste Management, Inc. 7.65% 2011...........................   100,000         86,537
                       WESCO Distribution, Inc., Series B 9.13% 2008...............   150,000        140,625
                                                                                                 -----------
                                                                                                   1,810,787
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 7.7%
                       Advanced Micro Devices, Inc. 11.00% 2003....................   135,000        132,975
                       Amkor Technology, Inc. 9.25% 2006*..........................   250,000        245,000
                       DecisionOne Corp. zero coupon 2008(1).......................   500,000          3,750
                       Exodus Communications, Inc. 10.75% 2009.....................   100,000        101,500
                       Exodus Communications, Inc. 11.25% 2008.....................   100,000        103,750
                       Fairchild Semiconductor Corp. 10.38% 2007*..................   100,000        102,250
                       Fisher Scientific International, Inc. 9.00% 2008............    75,000         72,000
                       Intergrated Circiut Systems, Inc. 11.50% 2009...............    95,000         93,100
                       Mcms, Inc. 9.75% 2008.......................................    70,000         35,525
                       Samsung Electronics America, Inc. 9.75% 2003................   150,000        156,170
                       Verio, Inc. 10.38% 2005.....................................   100,000        101,000
                       Verio, Inc. 11.25% 2008*....................................   250,000        262,500
                       Zilog, Inc., Series B 9.50% 2005............................   150,000        138,750
                                                                                                 -----------
                                                                                                   1,548,270
                                                                                                 -----------
                       METALS & MINERALS -- 5.6%
                       A.K. Steel Holding Corp. 9.13% 2006.........................   100,000        101,500
                       Bayou Steel Corp. 9.50% 2008................................   250,000        233,125
                       Bucyrus International, Inc. 9.75% 2007......................   150,000        112,500
                       Bulong Operation Pty Ltd. 12.50% 2008.......................    65,000         53,138
                       CSN Iron SA 9.13% 2007*.....................................   100,000         83,250
                       Freeport-McMoRan Copper & Gold 7.50% 2006...................   100,000         71,910
                       LTV Corp. 8.20% 2007........................................    75,000         69,562
                       LTV Corp. 11.75% 2009.......................................    90,000         93,825
                       Pillowtex Corp. 9.00% 2007..................................   175,000         73,500
                       Weirton Steel Corp. 11.38% 2004.............................   150,000        144,750
                       Wells Aluminum Corp. 10.13% 2005............................    94,000         90,005
                                                                                                 -----------
                                                                                                   1,127,065
                                                                                                 -----------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.5%
                       Federal Republic of Brazil 11.63% 2004......................   100,000         99,250
                                                                                                 -----------
                       PAPER PRODUCTS -- 7.4%
                       APP Finance (VII) Mauritius Ltd. 3.50% 2003*................   100,000         73,625
                       APP International Finance Co. 11.75% 2005...................   100,000         84,000
                       Bahia Sul Celulose SA 10.63% 2004...........................   100,000         98,000
                       Container Corp. of America 9.75% 2003.......................   150,000        153,000
                       Gaylord Container Corp. 9.88% 2008..........................   200,000        172,000
                       Millar Western Forest Products Ltd. 9.88% 2008..............   150,000        149,625
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............   355,000        258,263
                       Repap New Brunswick, Inc. 10.63% 2005.......................    75,000         69,750

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                     AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       PAPER PRODUCTS (continued)
                       Silgan Holdings Corp. 9.00% 2009............................  $250,000    $   240,000
                       Silgan Holdings Corp. 13.25% 2006(3)........................    80,000         86,300
                       Tembec Industries, Inc. 8.63% 2009..........................   100,000        100,000
                                                                                                 -----------
                                                                                                   1,484,563
                                                                                                 -----------
                       REAL ESTATE -- 3.5%
                       Beazer Homes USA, Inc. 8.88% 2008...........................   250,000        230,625
                       Dr. Horton, Inc. 8.00% 2009.................................   100,000         91,500
                       Ryland Group, Inc. 8.25% 2008...............................   100,000         89,000
                       Standard Pacific Corp. 8.50% 2009...........................    75,000         69,375
                       US Home Corp. 8.88% 2007....................................   150,000        138,000
                       Webb Delaware Corp. 10.25% 2010.............................   100,000         95,750
                                                                                                 -----------
                                                                                                     714,250
                                                                                                 -----------
                       TELECOMMUNICATIONS -- 15.2%
                       AMSC Acquisition, Inc. 12.25% 2008..........................    75,000         59,438
                       Concentric Network Corp. 12.75% 2007........................   170,000        179,775
                       Covad Communications Group, Inc. 13.50% 2008................   150,000         93,750
                       E.Spire Communications, Inc. zero coupon 2006(1)............   150,000         70,500
                       Echostar DBS Corp. 9.25% 2006...............................   150,000        150,750
                       Flag Ltd. 8.25% 2008........................................   100,000         93,000
                       Global Crossing Holdings Ltd. 9.13% 2006....................   150,000        148,125
                       GST Network Funding, Inc. zero coupon 2008(1)...............   285,000        136,444
                       GST Telecommunications, Inc. 12.75% 2007....................   100,000         93,750
                       Hyperion Telecommunications, Inc. 12.25% 2004...............   240,000        256,800
                       ICO Global Commerce 15.00% 2005(2)..........................    50,000         24,000
                       Intermedia Communications, Inc. 8.60% 2008..................   100,000         92,250
                       Intermedia Communications, Inc. 9.50% 2009..................    50,000         48,000
                       Iridium LLC 10.88% 2005(2)..................................   150,000          7,500
                       Iridium Capital Corp. 14.00% 2005(2)........................   100,000          5,000
                       McLeodUSA, Inc. 9.25% 2007..................................   200,000        200,500
                       Metromedia Fiber Network, Inc. 10.00% 2009..................    95,000         97,612
                       PSINet, Inc. 11.00% 2009....................................   100,000        103,250
                       PSINet, Inc. 10.00% 2005....................................   100,000         99,250
                       PSINet, Inc. 11.50% 2008....................................   150,000        157,125
                       RCN Corp. 10.00% 2007.......................................   150,000        149,250
                       RSL Communications PLC 9.88% 2009*..........................   100,000         90,250
                       Time Warner Telecom, Inc. 9.75% 2008........................   100,000        102,500
                       Viatel, Inc. 11.50% 2009*...................................   100,000        100,000
                       Winstar Communications, Inc. zero coupon 2005(1)............   500,000        485,000
                                                                                                 -----------
                                                                                                   3,043,819
                                                                                                 -----------
                       TRANSPORTATION -- 2.6%
                       Atlas Air, Inc. 10.75% 2005.................................   150,000        153,000
                       Hermes Europe Railtel BV 11.50% 2007........................   145,000        148,263
                       Valujet, Inc. 10.25% 2001...................................   250,000        211,875
                                                                                                 -----------
                                                                                                     513,138
                                                                                                 -----------
                       TOTAL BONDS & NOTES (cost $20,701,020)......................               18,780,017
                                                                                                 -----------

                                                       COMMON STOCK -- 0.0%           SHARES
                       -------------------------------------------------------------------------------------
                       GAMING -- 0.0%
                       Fitzgeralds Gaming Corp.(4)(5)..............................     3,762             38
                                                                                                 -----------
                       MULTI-INDUSTRY -- 0.0%
                       Sinking Fund Holdings Group, Inc., Class C *+(4)............        62              6
                                                                                                 -----------
                       TOTAL COMMON STOCK (cost $279)..............................                       44
                                                                                                 -----------

---------------------

                                         PREFERRED STOCK -- 3.1%                      SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.6%
                       Granite Broadcasting Corp. 12.75%(2)........................       119    $   121,677
                                                                                                 -----------
                       ENERGY -- 0.6%
                       R & B Falcon Corp. 13.88%...................................       106        111,300
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       Fairfield Manufacturing, Inc. 11.25%(2).....................       100         98,250
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 1.0%
                       Concentric Network Corp. 13.50%(2)..........................       204        199,920
                                                                                                 -----------
                       MULTI-INDUSTRY -- 0.4%
                       Sinking Fund Holdings Group, Inc., Series B 13.75%(2)(4)....        18         87,925
                                                                                                 -----------
                       TOTAL PREFERRED STOCK (cost $597,868).......................                  619,072
                                                                                                 -----------

                                                         WARRANTS -- 0.4%+
                       -------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.0%
                       Benedek Communications Corp. 07/01/07*(4)...................     2,000          4,000
                                                                                                 -----------
                       ENERGY -- 0.1%
                       R & B Falcon Corp. 05/01/09*................................       100         22,000
                                                                                                 -----------
                       TELECOMMUNICATIONS -- 0.3%
                       Concentric Network Corp. 12/15/07*(4).......................       130         34,450
                       MGC Communications, Inc. 10/01/04*..........................       250         25,500
                                                                                                 -----------
                                                                                                      59,950
                                                                                                 -----------
                       TOTAL WARRANTS (cost $38,540)...............................                   85,950
                                                                                                 -----------
                       TOTAL INVESTMENT SECURITIES (cost $21,337,707)..............               19,485,083
                                                                                                 -----------

                                                                                     PRINCIPAL
                                                   REPURCHASE AGREEMENT -- 0.7%       AMOUNT
                       -------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $140,000).................................................  $140,000        140,000
                                                                                                 -----------

                       TOTAL INVESTMENTS --
                         (cost $21,477,707)                                   97.7%               19,625,083
                       Other assets less liabilities --                        2.3                   451,857
                                                                            ------               -----------
                       NET ASSETS --                                         100.0%              $20,076,940
                                                                            ======               ===========


              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (2) Bond in default

              (3) PIK ("Payment-in-Kind") payment made with additional security in lieu of cash

              (4) Fair valued security; See Note 2

              (5) Restricted security -- Security is not registered under the
                  Securities Act of 1933

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1999

                                          COMMON STOCK -- 99.6%                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.3%
                       Automotive -- 0.5%
                       Ford Motor Co. .............................................     4,800    $   256,500
                       Retail -- 4.8%
                       Dayton Hudson Corp. ........................................     5,000        367,188
                       May Department Stores Co. ..................................    12,900        416,025
                       Wal-Mart Stores, Inc. ......................................    23,400      1,617,525
                                                                                                 ------------
                                                                                                   2,657,238
                                                                                                 ------------
                       CONSUMER STAPLES -- 6.3%
                       Food, Beverage & Tobacco -- 2.4%
                       Anheuser-Busch Cos., Inc. ..................................     6,600        467,775
                       PepsiCo, Inc. ..............................................    11,800        415,950
                       Philip Morris Cos., Inc. ...................................    14,000        324,625
                       Household Products -- 3.9%
                       Colgate-Palmolive Co. ......................................     3,400        221,000
                       Gillette Co. ...............................................     6,700        275,956
                       Kimberly-Clark Corp. .......................................     8,300        541,575
                       Procter & Gamble Co. .......................................     8,000        876,500
                                                                                                 ------------
                                                                                                   3,123,381
                                                                                                 ------------
                       ENERGY -- 7.2%
                       Energy Services -- 1.2%
                       Schlumberger Ltd. ..........................................    10,000        562,500
                       Energy Sources -- 6.0%
                       Chevron Corp. ..............................................     7,300        632,362
                       Exxon Mobil Corp. ..........................................    15,900      1,280,944
                       Royal Dutch Petroleum Co. ..................................    13,300        803,819
                       Transocean Sedco Forex Inc. ................................     1,936         65,219
                       Unocal Corp. ...............................................     6,400        214,800
                                                                                                 ------------
                                                                                                   3,559,644
                                                                                                 ------------
                       FINANCE -- 13.9%
                       Banks -- 6.1%
                       Chase Manhattan Corp. ......................................     3,900        302,981
                       Citigroup, Inc. ............................................    23,425      1,301,552
                       First Union Corp. ..........................................    12,900        423,281
                       U.S. Bancorp................................................    16,500        392,906
                       Wachovia Corp. .............................................     9,300        632,400
                       Financial Services -- 3.2%
                       Associates First Capital Corp., Class A.....................    21,500        589,906
                       Federal National Mortgage Association.......................     8,100        505,744
                       Merrill Lynch & Co., Inc. ..................................     5,900        492,650
                       Insurance -- 4.6%
                       Ace Ltd. ...................................................    16,400        273,675
                       American International Group, Inc.*.........................     9,150        989,344
                       Marsh & McLennan Cos., Inc. ................................    10,400        995,150
                                                                                                 ------------
                                                                                                   6,899,589
                                                                                                 ------------

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       HEALTHCARE -- 11.6%
                       Drugs -- 7.8%
                       American Home Products Corp. ...............................    17,300    $   682,269
                       Bristol-Myers Squibb Co. ...................................     8,800        564,850
                       Johnson & Johnson...........................................     6,300        586,688
                       Merck & Co., Inc. ..........................................     9,000        603,562
                       Monsanto Co. (ACES).........................................     5,600        185,500
                       Monsanto Co. ...............................................     3,500        124,688
                       Pharmacia & Upjohn, Inc. ...................................    12,000        540,000
                       Warner-Lambert Co. .........................................     7,400        606,337
                       Health Services -- 1.5%
                       Cardinal Health, Inc., Class A..............................     5,900        282,463
                       Columbia/HCA Healthcare Corp. ..............................    16,100        471,931
                       Medical Products -- 2.3%
                       Abbott Laboratories, Inc. ..................................    16,000        581,000
                       Baxter International, Inc. .................................     8,800        552,750
                                                                                                 ------------
                                                                                                   5,782,038
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 8.5%
                       Aerospace & Military Technology -- 1.5%
                       General Motors Corp., Class H+..............................     3,500        336,000
                       Honeywell International, Inc. ..............................     5,200        299,975
                       United Technologies Corp. ..................................     2,000        130,000
                       Electrical Equipment -- 4.1%
                       General Electric Co. .......................................    13,200      2,042,700
                       Machinery -- 2.6%
                       Caterpillar, Inc. ..........................................     4,900        230,607
                       Corning, Inc. ..............................................     1,500        193,406
                       Illinois Tool Works, Inc. ..................................     3,300        222,956
                       Minnesota Mining & Manufacturing Co. .......................     1,400        137,025
                       Tyco International Ltd. ....................................    12,500        485,937
                       Transportation -- 0.3%
                       CSX Corp. ..................................................     5,000        156,875
                                                                                                 ------------
                                                                                                   4,235,481
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 7.0%
                       Broadcasting & Media -- 4.6%
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............     8,000        454,000
                       Disney (Walt) Co. ..........................................    17,000        497,250
                       Gannett, Inc. ..............................................    10,500        856,406
                       Sprint Corp. (PCS Group)....................................     2,900        297,250
                       Time Warner, Inc. ..........................................     2,700        195,581
                       Leisure & Tourism -- 2.4%
                       AMR Corp. ..................................................     8,200        549,400
                       McDonald's Corp. ...........................................    16,300        657,094
                                                                                                 ------------
                                                                                                   3,506,981
                                                                                                 ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 26.9%
                       Communication Equipment -- 7.3%
                       Cisco Systems, Inc.+........................................    15,700    $ 1,681,863
                       Lucent Technologies, Inc. ..................................    12,800        957,600
                       Motorola, Inc. .............................................     6,600        971,850
                       Computers & Business Equipment -- 4.6%
                       EMC Corp.+..................................................     4,400        480,700
                       Hewlett-Packard Co. ........................................     3,900        444,356
                       International Business Machines Corp. ......................     9,700      1,047,600
                       Xerox Corp. ................................................    14,000        317,625
                       Electronics -- 5.1%
                       Analog Devices, Inc.+.......................................     6,800        632,400
                       Intel Corp. ................................................    12,900      1,061,831
                       Micron Technology, Inc. ....................................     4,800        373,200
                       Texas Instruments, Inc. ....................................     5,100        494,063
                       Software -- 9.9%
                       America Online, Inc.+.......................................     4,900        369,644
                       Automatic Data Processing, Inc. ............................    11,900        641,112
                       Computer Sciences Corp.+....................................     8,100        766,462
                       First Data Corp. ...........................................    10,700        527,644
                       Microsoft Corp.+............................................    20,000      2,335,000
                       Oracle Corp. ...............................................     2,400        268,950
                                                                                                 ------------
                                                                                                  13,371,900
                                                                                                 ------------
                       MATERIALS -- 3.9%
                       Chemicals -- 1.8%
                       Dow Chemical Co. ...........................................     1,700        227,163
                       du Pont (E. I.) de Nemours & Co. ...........................    10,300        678,512
                       Forest Products -- 1.0%
                       International Paper Co. ....................................     8,400        474,075
                       Metals & Minerals -- 1.1%
                       Alcoa, Inc. ................................................     6,800        564,400
                                                                                                 ------------
                                                                                                   1,944,150
                                                                                                 ------------
                       UTILITIES -- 9.0%
                       Electric Utilities -- 1.8%
                       Duke Energy Co. ............................................     9,700        486,213
                       Pinnacle West Capital Corp. ................................     6,000        183,375
                       Unicom Corp. ...............................................     6,400        214,400
                       Telephone -- 7.2%
                       AT&T Corp. .................................................    13,800        700,350
                       Bell Atlantic Corp. ........................................    15,800        972,687
                       MCI WorldCom, Inc. .........................................    17,550        931,247
                       SBC Communications, Inc. ...................................    20,000        975,000
                                                                                                 ------------
                                                                                                   4,463,272
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $31,930,129)..............               49,543,674
                                                                                                 ------------

---------------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.6%                                   AMOUNT        VALUE
                       --------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $290,000)...........................................  $290,000    $   290,000
                                                                                                 ------------
                       TOTAL INVESTMENTS --
                         (cost $32,220,129)                                 100.2%                49,833,674
                       Liabilities in excess of other
                         assets --                                           (0.2)                  (123,861)
                                                                           ------               ------------
                       NET ASSETS --                                        100.0%               $49,709,813
                                                                           ======               ============


              -----------------------------

              + Non-income producing securities

              * Security represents an investment in an affiliated company

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                 INVESTMENT PORTFOLIO  --  DECEMBER 31, 1999

                                          COMMON STOCK -- 97.1%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.9%
                       Retail -- 7.9%
                       Bed Bath & Beyond, Inc.+....................................       38,500   $  1,337,875
                       CVS Corp....................................................      145,102      5,795,011
                       Dayton Hudson Corp..........................................      160,000     11,750,000
                       Dollar General Corp.........................................      486,875     11,076,406
                       Ethan Allen Interiors, Inc. ................................       46,800      1,500,525
                       Home Depot, Inc.............................................      202,500     13,883,906
                       Intimate Brands, Inc. ......................................       86,900      3,747,563
                       Wal-Mart Stores, Inc........................................      254,000     17,557,750
                       Whole Foods Market, Inc.+...................................       41,000      1,901,375
                                                                                                   -------------
                                                                                                     68,550,411
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.5%
                       Food, Beverage & Tobacco -- 0.9%
                       Beringer Wine Estates Holdings, Inc., Class B+..............       61,800      2,464,275
                       PepsiCo, Inc................................................      149,600      5,273,400
                       Household Products -- 1.6%
                       Bush Boake Allen, Inc.+.....................................       32,400        795,825
                       Gillette Co. ...............................................       64,000      2,636,000
                       Procter & Gamble Co.........................................       98,000     10,737,125
                                                                                                   -------------
                                                                                                     21,906,625
                                                                                                   -------------
                       ENERGY -- 3.8%
                       Energy Services -- 0.7%
                       Schlumberger Ltd. ..........................................      112,600      6,333,750
                       Energy Sources -- 3.1%
                       Barrett Resources Corp.+....................................       18,800        553,425
                       Chevron Corp. ..............................................       75,000      6,496,875
                       Exxon Mobil Corp............................................       98,500      7,935,406
                       Royal Dutch Petroleum Co. ..................................      122,700      7,415,681
                       Forex, Inc. ................................................      118,299      3,985,210
                                                                                                   -------------
                                                                                                     32,720,347
                                                                                                   -------------
                       FINANCE -- 10.9%
                       Banks -- 3.7%
                       Citigroup, Inc..............................................      267,850     14,882,416
                       Mercantile Bankshares Corp..................................       58,100      1,855,569
                       National Commerce Bancorp...................................       41,200        934,725
                       State Street Corp...........................................       94,700      6,919,019
                       U.S. Bancorp................................................      199,600      4,752,975
                       WestAmerica Bancorp.........................................       45,000      1,257,187
                       Wilmington Trust Corp. .....................................       38,700      1,867,275
                       Financial Services -- 3.4%
                       Associates First Capital Corp. .............................      285,900      7,844,381
                       Federal National Mortgage Association.......................       94,500      5,900,344
                       Franklin Resources, Inc. ...................................      240,900      7,723,856
                       Investment Technology Group.................................       11,600        333,500
                       Merrill Lynch & Co., Inc....................................       93,500      7,807,250

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 3.8%
                       Ace Ltd. ...................................................      325,100   $  5,425,106
                       American International Group, Inc.* ........................      115,768     12,517,415
                       Marsh & McLennan Cos, Inc. .................................      129,150     12,358,041
                       Reinsurance Group America, Inc..............................       78,225      2,170,744
                                                                                                   -------------
                                                                                                     94,549,803
                                                                                                   -------------
                       HEALTHCARE -- 10.9%
                       Drugs -- 6.6%
                       American Home Products Corp.................................      217,500      8,577,656
                       Astrazeneca PLC ADR.........................................       77,700      3,243,975
                       Genzyme Corp.+..............................................       48,300      2,173,500
                       Immunex Corp.+..............................................       88,600      9,701,700
                       Johnson & Johnson Co........................................       93,900      8,744,437
                       Merck & Co., Inc............................................      121,000      8,114,563
                       Monsanto Co. ...............................................       88,800      3,163,500
                       Pharmacia & Upjohn, Inc. ...................................      128,100      5,764,500
                       Warner Lambert Co. .........................................       93,600      7,669,350
                       Health Services -- 1.8%
                       Cardinal Health, Inc, Class A...............................      104,000      4,979,000
                       Columbia/HCA Healthcare Corp................................      182,800      5,358,325
                       Covance, Inc.+..............................................      166,800      1,803,525
                       Shared Medical Systems Corp. ...............................       64,200      3,270,188
                       Medical Products -- 2.5%
                       Abbott Laboratories, Inc....................................      180,000      6,536,250
                       Baxter International, Inc...................................       91,400      5,741,062
                       Biomet, Inc. ...............................................       26,000      1,040,000
                       Waters Corp.................................................      164,600      8,723,800
                                                                                                   -------------
                                                                                                     94,605,331
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 10.2%
                       Aerospace & Military Technology -- 1.2%
                       General Motors Corp., Class H+ .............................       46,300      4,444,800
                       United Technologies Corp....................................       90,000      5,850,000
                       Business Services -- 3.2%
                       Devry, Inc..................................................       27,200        506,600
                       G & K Services, Inc., Class A...............................       79,000      2,557,625
                       Hertz Corp. ................................................      108,200      5,423,525
                       Ionics, Inc.+...............................................       51,800      1,456,875
                       Iron Mountain, Inc.+........................................      164,300      6,459,044
                       Manpower, Inc...............................................      179,900      6,768,737
                       Miller (Herman), Inc........................................       93,700      2,155,100
                       Tetra Tech, Inc.+...........................................       67,843      1,043,086
                       United Rentals, Inc.+.......................................      102,522      1,755,689
                       Electrical Equipment -- 3.0%
                       General Electric Co.........................................      154,800     23,955,300
                       Littelfuse, Inc.+...........................................       81,900      1,987,355
                       Machinery -- 2.5%
                       Caterpillar, Inc............................................       43,000      2,023,687
                       Corning, Inc................................................       64,100      8,264,894
                       Donaldson Co., Inc..........................................       31,800        765,188
                       Illinois Tool Works, Inc. ..................................       50,000      3,378,125
                       Macdermid, Inc. ............................................       15,100        620,044
                       Nordson Corp. ..............................................       17,000        820,250
                       Tyco International Ltd. ....................................      143,100      5,563,012

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 0.3%
                       Air Express International Corp..............................       47,500   $  1,534,844
                       C.H. Robinson Worldwide, Inc................................       29,800      1,184,550
                                                                                                   -------------
                                                                                                     88,518,330
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 10.8%
                       Broadcasting & Media -- 8.8%
                       Acnielson Corp. ............................................       29,500        726,438
                       Acxiom Corp.+...............................................       82,000      1,968,000
                       American Tower Corp., Class A...............................      503,700     15,394,331
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............      214,400     12,167,200
                       Catalina Marketing Corp.+...................................       30,000      3,472,500
                       CBS Corp.+..................................................      119,700      7,653,319
                       Cox Communications, Inc. ...................................      135,500      6,978,250
                       Disney (Walt) Co............................................      198,900      5,817,825
                       Gannett, Inc. ..............................................      110,000      8,971,875
                       Sprint Corp. (PCS Group)....................................       75,500      7,738,750
                       Time Warner, Inc............................................       67,800      4,911,262
                       Univision Communications, Inc., Class A+....................        5,800        592,688
                       Entertainment Products -- 0.2%
                       Speedway Motorsports, Inc.+.................................       70,900      1,971,906
                       Leisure & Tourism -- 1.8%
                       AMR Corp.+..................................................      113,300      7,591,100
                       McDonald's Corp. ...........................................      196,000      7,901,250
                                                                                                   -------------
                                                                                                     93,856,694
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 31.0%
                       Communication Equipment -- 7.0%
                       Black Box Corp.+............................................       19,200      1,286,400
                       Cisco Systems, Inc.+........................................      191,800     20,546,575
                       Lucent Technologies, Inc....................................      178,468     13,351,637
                       Motorola, Inc. .............................................       77,300     11,382,425
                       Nokia Corp., Class A ADR....................................       72,300     13,737,000
                       Computers & Business Equipment -- 4.2%
                       EMC Corp.+..................................................       48,500      5,298,625
                       Hewlett Packard Co. ........................................       60,600      6,904,612
                       International Business Machines Corp. ......................      112,500     12,150,000
                       Symbol Technologies, Inc. ..................................       23,850      1,515,966
                       Unisys Corp.................................................      197,800      6,317,238
                       Xerox Corp..................................................      169,500      3,845,531
                       Electronics -- 6.0%
                       Analog Devices, Inc. .......................................      146,600     13,633,800
                       Applied Materials, Inc.+....................................       71,300      9,032,819
                       Broadcom Corp. .............................................       20,500      5,583,687
                       C-Cube Microsystems, Inc....................................       11,300        703,425
                       Dallas Semiconductor Corp...................................       42,300      2,725,706
                       Intel Corp..................................................      152,000     12,511,500
                       Micron Technology, Inc......................................       27,300      2,122,575
                       Texas Instruments, Inc......................................       59,400      5,754,375
                       Xilinx, Inc.+...............................................        8,200        372,844

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software -- 13.8%
                       America Online, Inc.+.......................................      148,800   $ 11,225,100
                       American Management Systems, Inc.+..........................       55,800      1,750,725
                       Automatic Data Processing, Inc. ............................      179,100      9,649,012
                       BISYS Group, Inc.+..........................................       45,500      2,968,875
                       Cambridge Technology Partners, Inc. ........................      234,200      6,147,750
                       Checkfree Holdings Corp. ...................................       95,200      9,948,400
                       Cognos, Inc.+...............................................       44,200      2,038,725
                       Computer Sciences Corp......................................       90,000      8,516,250
                       DST Systems, Inc.+..........................................       47,400      3,617,213
                       First Data Corp. ...........................................      130,000      6,410,625
                       Fiserv, Inc. ...............................................       27,700      1,061,256
                       Microsoft Corp.+............................................      237,900     27,774,825
                       Oracle Corp. ...............................................       80,300      8,998,619
                       Parametric Technology Corp. ................................      297,300      8,045,681
                       Policy Management Systems Corp.+............................       36,600        935,588
                       Sterling Commerce, Inc.+....................................       47,300      1,611,156
                       Sterling Software, Inc.+....................................      146,600      4,617,900
                       Sungard Data Systems, Inc. .................................       33,400        793,250
                       Synopsys, Inc.+.............................................       38,600      2,576,550
                       Systems & Computer Technology Corp.+........................       95,000      1,543,750
                                                                                                   -------------
                                                                                                    269,007,990
                                                                                                   -------------
                       MATERIALS -- 1.8%
                       Chemicals -- 1.0%
                       du Pont (E.I.) de Nemours & Co. ............................       96,300      6,343,763
                       Minerals Technologies, Inc. ................................       64,400      2,580,025
                       Forest Products -- 0.8%
                       Bemis Co., Inc. ............................................       44,000      1,534,500
                       Weyerhaeuser Co. ...........................................       77,700      5,579,831
                                                                                                   -------------
                                                                                                     16,038,119
                                                                                                   -------------
                       UTILITIES -- 7.3%
                       Electric Utilities -- 0.2%
                       Montana Power Co............................................       50,000      1,803,125
                       Telephone -- 7.1%
                       AT&T Corp...................................................      176,000      8,932,000
                       Bell Atlantic, Corp.........................................      147,500      9,080,469
                       Broadwing, Inc..............................................      270,500      9,974,688
                       MCI WorldCom, Inc...........................................      195,000     10,347,187
                       McLeodUSA, Inc..............................................      134,200      7,901,025
                       SBC Communications, Inc. ...................................      196,800      9,594,000
                       TeleCorp PCS, Inc. .........................................      154,200      5,859,600
                                                                                                   -------------
                                                                                                     63,492,094
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $508,236,313).............                 843,245,744
                                                                                                   -------------

                                                           ---------------------


                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.6%                                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $22,875,000)........................................  $22,875,000   $ 22,875,000

                       TOTAL INVESTMENTS --
                         (cost $531,111,313)                                  99.7%                  866,120,744
                       Other assets less liabilities --                        0.3                     2,644,276
                                                                             ------                -------------
                       NET ASSETS --                                         100.0%                 $868,765,020
                                                                             ======                =============


              -----------------------------

              + Non-income producing security

              * Security represents an investment in an affiliated company

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1999

                                          COMMON STOCK -- 88.5%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.2%
                       Retail -- 2.2%
                       Bed Bath & Beyond, Inc.+....................................      800,000   $   27,800,000
                       Home Depot, Inc. ...........................................      217,500       14,912,344
                                                                                                   ---------------
                                                                                                       42,712,344
                                                                                                   ---------------
                       CONSUMER STAPLES -- 0.3%
                       Food, Beverage & Tobacco -- 0.3%
                       McCormick & Co., Inc. ......................................      170,000        5,057,500
                                                                                                   ---------------

                       ENERGY -- 1.2%
                       Energy Services -- 0.6%
                       Santa Fe International Corp. ...............................      477,600       12,357,900
                       Energy Sources -- 0.6%
                       Pennzoil Quaker State Co. ..................................      261,200        2,660,975
                       Transocean Offshore, Inc....................................      285,000        9,600,938
                                                                                                   ---------------
                                                                                                       24,619,813
                                                                                                   ---------------
                       FINANCE -- 4.1%
                       Banks -- 0.3%
                       Cullen/Frost Bankers, Inc. .................................      234,700        6,043,525
                       Financial Services -- 2.2%
                       Associates First Capital Corp., Class A ....................      621,400       17,049,663
                       Franklin Resources, Inc. ...................................      200,000        6,412,500
                       Heller Financial, Inc. .....................................      716,500       14,374,781
                       Nextcard, Inc. .............................................      225,000        6,496,875
                       Insurance -- 1.6%
                       Ace Ltd.....................................................      674,900       11,262,393
                       American General Corp. .....................................      190,000       14,416,250
                       Transatlantic Holdings, Inc.* ..............................       67,500        5,269,219
                                                                                                   ---------------
                                                                                                       81,325,206
                                                                                                   ---------------
                       HEALTHCARE -- 12.5%
                       Drugs -- 9.0%
                       Astrazeneca PLC ADR.........................................      760,000       31,730,000
                       Genset SA...................................................      410,000        7,815,625
                       Genzyme Corp.+..............................................      661,800       29,781,000
                       Gilead Sciences, Inc.+......................................      205,000       11,095,625
                       Human Genome Sciences, Inc.+................................      139,900       21,352,238
                       Immunex Corp.+..............................................      438,200       47,982,900
                       Millennium Pharmaceuticals..................................      146,000       17,812,000
                       Pharmacia & Upjohn, Inc. ...................................      250,000       11,250,000
                       Medical Products -- 3.5%
                       Baxter International, Inc. .................................      280,000       17,587,500
                       Boston Scientific Corp.+....................................      634,000       13,868,750
                       PE Corp. -- PE Biosystems Group.............................      240,700       28,959,219
                       Varian Medical Systems, Inc. ...............................      307,800        9,176,287
                                                                                                   ---------------
                                                                                                      248,411,144
                                                                                                   ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 7.7%
                       Aerospace & Military Technology -- 0.4%
                       General Motors Corp., Class H+ .............................       75,000   $    7,200,000
                       Business Services -- 3.6%
                       Comfort Systems USA, Inc.+..................................      165,000        1,216,875
                       Group Maintenance America Corp.+............................       82,200          878,513
                       Iron Mountain, Inc.+........................................      432,100       16,986,931
                       Korn/Ferry International....................................       60,000        2,182,500
                       Manpower, Inc. .............................................      300,000       11,287,500
                       NCO Group, Inc.+............................................      368,800       11,110,100
                       Pegasus Systems, Inc. ......................................      315,000       18,998,437
                       Pierce Leahy Corp. .........................................      215,000        9,298,750
                       Electrical Equipment -- 0.4%
                       General Cable Corp.+........................................      902,850        6,827,803
                       Machinery -- 2.6%
                       Corning, Inc. ..............................................      315,000       40,615,312
                       Tyco International Ltd. ....................................      300,000       11,662,500
                       Transportation -- 0.7%
                       Atlas Air, Inc.+............................................      280,000        7,682,500
                       Werner Enterprises, Inc. ...................................      475,000        6,679,688
                                                                                                   ---------------
                                                                                                      152,627,409
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 25.5%
                       Broadcasting & Media -- 22.8%
                       American Tower Corp., Class A...............................    1,053,400       32,194,537
                       Amfm, Inc. .................................................      264,280       20,679,910
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............    1,906,800      108,210,900
                       Central Newspapers, Inc., Class A...........................      115,000        4,528,125
                       Clear Channel Communications, Inc.+.........................      200,000       17,850,000
                       Crown Castle International Corp.* ..........................      630,100       20,241,963
                       EchoStar Communications Corp., Class A+.....................      277,600       27,066,000
                       Getty Images, Inc.+.........................................      160,000        7,820,000
                       Infinity Broadcasting Corp., Class A........................      650,000       23,521,875
                       Pegasus Communications Corp. ...............................      223,300       21,827,575
                       Primacom AG ADR.............................................      226,800        7,399,350
                       Scripps (E.W.) Co., Class A.................................      240,100       10,759,481
                       SFX Entertainment, Inc., Class A+...........................      613,900       22,215,506
                       Sprint Corp. (PCS Group)....................................      365,000       37,412,500
                       Telecom Italia Mob..........................................    1,472,400       16,448,927
                       TV Guide, Inc. .............................................      459,600       19,762,800
                       United Pan Europe...........................................       32,000        4,080,000
                       Unitedglobalcom.............................................      336,400       23,758,250
                       Univision Communications, Inc., Class A+....................      151,400       15,471,188
                       Westwood One, Inc. .........................................      100,000        7,600,000
                       World Wrestling Federation Entertainment, Inc. .............      260,000        4,485,000
                       Entertainment Products -- 1.6%
                       Koninklijke Philips Electronics NV ADR......................      230,000       31,050,000
                       Leisure & Tourism -- 1.1%
                       AMR Corp. ..................................................      108,100        7,242,700
                       Ryanair Holdings PLC ADR+...................................      273,400       15,071,175
                                                                                                   ---------------
                                                                                                      506,697,762
                                                                                                   ---------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 26.0%
                       Communication Equipment -- 7.8%
                       3Com Corp.+.................................................      718,300   $   33,760,100
                       Gilat Satellite Networks Ltd.+..............................      195,000       23,156,250
                       Lucent Technologies, Inc. ..................................      272,250       20,367,703
                       Motorola, Inc. .............................................      330,000       48,592,500
                       Nokia Corp., Class A ADR....................................      150,000       28,500,000
                       Computers & Business Equipment -- 3.1%
                       Tritel, Inc. ...............................................      125,000        3,960,937
                       Verisign, Inc. .............................................      300,000       57,281,250
                       Electronics -- 5.3%
                       Analog Devices, Inc. .......................................      527,500       49,057,500
                       C-Cube Microsystems, Inc. ..................................      100,100        6,231,225
                       Flextronics International Ltd.+.............................      380,000       17,480,000
                       Texas Instruments, Inc. ....................................      350,000       33,906,250
                       Software -- 9.8%
                       America Online, Inc.+.......................................      250,000       18,859,375
                       Avant Corp.+................................................      558,400        8,376,000
                       BISYS Group, Inc.+..........................................      368,200       24,025,050
                       BMC Software, Inc.+.........................................      290,000       23,181,875
                       Ceridian Corp.+.............................................      375,000        8,085,938
                       Computer Sciences Corp.+....................................       90,000        8,516,250
                       Digex, Inc.+................................................      100,000        6,875,000
                       First Data Corp. ...........................................      555,000       27,368,437
                       Flextech+...................................................      175,000        3,324,288
                       Homestore Common, Inc.+.....................................       45,500        3,378,375
                       Macromedia, Inc.+...........................................      105,400        7,707,375
                       Rational Software Corp.+....................................      545,000       26,773,125
                       Redback Networks, Inc. .....................................       30,000        5,325,000
                       Sterling Software, Inc.+....................................      720,000       22,680,000
                                                                                                   ---------------
                                                                                                      516,769,803
                                                                                                   ---------------
                       MATERIALS -- 0.4%
                       Forest Products -- 0.2%
                       Smurfit Stone Container Corp. ..............................      200,000        4,900,000
                       Metals & Minerals -- 0.2%
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............       95,600        1,774,575
                       Stillwater Mining Co.+......................................       43,000        1,370,625
                                                                                                   ---------------
                                                                                                        8,045,200
                                                                                                   ---------------
                       REAL ESTATE -- 0.2%
                       Real Estate Companies -- 0.2%
                       Security Capital Group, Inc., Class B+......................      305,000        3,812,500
                                                                                                   ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       UTILITIES -- 8.4%
                       Telephone -- 8.4%
                       Allegiance Telecommunications, Inc.+........................      140,000   $   12,915,000
                       Broadwing, Inc. ............................................      250,000        9,218,750
                       Colt Telecom Group PLC+.....................................      600,000       30,974,995
                       Covad Communications Group, Inc. ...........................      150,000        8,390,625
                       Intermedia Communications, Inc.+............................      854,500       33,165,282
                       KPNQwest B V................................................      179,300       11,430,375
                       MCI WorldCom, Inc. .........................................      172,500        9,153,281
                       McLeodUSA, Inc. ............................................      235,200       13,847,400
                       NTL, Inc.+..................................................      100,000       12,475,000
                       Ote Hellenic Telecommunications.............................      282,500        6,689,655
                       Rhythms NetConnections, Inc. ...............................      200,000        6,200,000
                       TeleCorp PCS, Inc. .........................................      353,100       13,417,800
                                                                                                   ---------------
                                                                                                      167,878,163
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $921,633,903)......................                 1,757,956,844
                                                                                                   ---------------


                                                          PREFERRED STOCK 0.7%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.7%
                       Broadcasting & Media -- 0.7%
                       News Corp. Ltd. ADR (cost $11,039,289)......................      405,000       13,542,187
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $932,673,192).............                 1,771,499,031
                                                                                                   ---------------

                                                                                      PRINCIPAL
                                                      SHORT-TERM SECURITIES -- 3.5%    AMOUNT
                       -------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 3.5%
                       United States Treasury Bills 5.45% 1/13/00
                         (cost $70,871,076)........................................  $71,000,000       70,871,076


                                                      REPURCHASE AGREEMENT -- 8.9%
                       -------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $176,595,000).......................................  176,595,000      176,595,000
                                                                                                   ---------------
                       TOTAL INVESTMENTS --
                         (cost $1,180,139,268)                                  101.6%              2,018,965,107
                       Liabilities in excess of other assets --                  (1.6)                (32,077,596)
                                                                               ------             ----------------
                       NET ASSETS --                                            100.0%             $1,986,887,511
                                                                               ======             ================


              -----------------------------

              + Non-income producing security

              * Security represents an investment in an affiliated company

              ADR-American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    ANCHOR SERIES TRUST
                                                               NATURAL RESOURCES
                          PORTFOLIO  INVESTMENT PORTFOLIO  --  DECEMBER 31, 1999

                                          COMMON STOCK -- 99.3%                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       ENERGY -- 53.6%
                       Energy Services -- 9.5%
                       Baker Hughes, Inc. .........................................    30,000    $   631,875
                       McDermott International, Inc. ..............................    65,900        597,219
                       Nabors Industries, Inc.+....................................    23,000        711,563
                       Precision Drilling Corp. ...................................    35,000        897,125
                       Rowan Cos., Inc.+...........................................    43,600        945,575
                       Weatherford International, Inc.+............................    34,200      1,365,862
                       Energy Sources -- 44.1%
                       Alberta Energy Co., Ltd. ...................................    26,000        810,530
                       Burlington Resources Canada, Inc. ..........................    20,625        687,262
                       Canadian Natural Resources Ltd. ADR +.......................    65,200      1,592,172
                       Canadian Occidental Petroleum Ltd. .........................    44,100        870,696
                       Chevron Corp. ..............................................    14,100      1,221,412
                       Cross Timbers Oil Co. ......................................    98,600        893,562
                       ENI SpA.....................................................    18,000        992,250
                       EOG Resources, Inc. ........................................    48,950        859,684
                       Evergreen Resources, Inc. +.................................    45,100        890,725
                       Exxon Mobil Corp. ..........................................    17,842      1,437,396
                       Imperial Oil Ltd. ..........................................    48,000      1,030,828
                       Norsk Hydro ASA ADR.........................................    23,000        983,250
                       Ocean Energy, Inc. +........................................    57,800        447,950
                       PanCanadian Petroleum Ltd. .................................    53,773        856,792
                       Petro-Canada................................................   131,400      1,861,538
                       Repsol SA ADR...............................................    26,400        613,800
                       Shell Transport & Trading Co. PLC ADR.......................    24,900      1,226,325
                       Suncor Energy, Inc. ........................................    67,163      2,810,284
                       Sunoco, Inc. ...............................................    25,700        603,950
                       Talisman Energy, Inc.+......................................    41,700      1,065,972
                       Total SA ADR................................................    25,000      1,731,250
                       Vastar Resources, Inc. .....................................     8,100        477,900
                                                                                                 ------------
                                                                                                  29,114,747
                                                                                                 ------------
                       MATERIALS -- 45.7%
                       Metals & Minerals -- 39.6%
                       Alaska Steel Holding Corp. .................................    30,200        570,025
                       Alcoa, Inc. ................................................    23,000      1,909,000
                       Barrick Gold Corp. .........................................    65,000      1,149,687
                       Billiton PLC................................................   300,100      1,779,038
                       Cleveland-Cliffs, Inc. .....................................    82,300      2,561,587
                       Companhia Vale do Rio Doce ADR..............................    54,900      1,530,519
                       Compania De Minas Buenaventura SA, Series B ADR.............    49,400        793,488
                       Corus Group PLC.............................................    35,300        913,387
                       DeBeers Consolidated Mines Ltd. ADR.........................    72,000      2,083,500
                       Franco-Nevada Mining Corp. Ltd. ............................    35,807        549,446
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............    80,400      1,492,425
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............    90,000      1,901,250
                       Kinross Gold Corp. .........................................   200,000        371,320
                       Rio Tinto PLC...............................................    47,083      1,130,150
                       Stillwater Mining Co.+......................................    87,425      2,786,672

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Paper Products -- 6.1%
                       Weyerhaeuser Co. ...........................................    24,000    $ 1,723,500
                       Willamette Industries, Inc. ................................    35,000      1,625,313
                                                                                                 ------------
                                                                                                  24,870,307
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $44,796,027)..............               53,985,054
                                                                                                 ------------

                                                                                     PRINCIPAL
                                                    REPURCHASE AGREEMENT -- 0.0%      AMOUNT
                       --------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $20,000)............................................  $ 20,000         20,000
                                                                                                 ------------
                       TOTAL INVESTMENTS -- (cost $44,816,027)              99.3%                 54,005,054
                       Other assets less liabilities --                      0.7                     385,854
                                                                          ------                 ------------
                       NET ASSETS --                                       100.0%                $54,390,908
                                                                          ======                ============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 1999

                                          COMMON STOCK -- 61.2%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 0.3%
                       Broadcasting & Media -- 0.3%
                       American Tower Corp., Class A...............................       13,900   $    424,819
                                                                                                   -------------
                                                                                                        424,819
                                                                                                   -------------
                       CORE EQUITY -- 60.9%
                       Aerospace & Military Technology -- 0.6%
                       United Technologies Corp. ..................................       12,700        825,500
                       Banks -- 2.0%
                       Citigroup, Inc .............................................       28,650      1,591,866
                       State Street Corp. .........................................        6,500        474,906
                       U.S. Bancorp................................................       23,000        547,687
                       Broadcasting & Media -- 4.5%
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............       30,500      1,730,875
                       CBS Corp.+..................................................       20,500      1,310,719
                       Gannett, Inc. ..............................................       20,800      1,696,500
                       Sprint Corp. (PCS Group)....................................       10,100      1,035,250
                       Chemicals -- 1.7%
                       Dow Chemical Co.............................................        3,200        427,600
                       du Pont (E.I.) de Nemours & Co. ............................       13,500        889,313
                       Praxair, Inc. ..............................................       16,500        830,156
                       Communication Equipment -- 4.2%
                       Cisco Systems, Inc. ........................................       26,400      2,828,100
                       JDS Uniphase Corp. .........................................        1,800        290,363
                       Lucent Technologies, Inc. ..................................       20,500      1,533,656
                       Motorola, Inc. .............................................        5,600        824,600
                       Computers & Business Equipment -- 1.7%
                       International Business Machines Corp. ......................       14,300      1,544,400
                       Xerox Corp. ................................................       28,900        655,669
                       Drugs -- 4.9%
                       American Home Products Corp. ...............................       28,000      1,104,250
                       Bristol Myers Squibb Co. ...................................       16,300      1,046,256
                       Johnson & Johnson Co. ......................................       13,800      1,285,125
                       Merck & Co., Inc. ..........................................       16,200      1,086,412
                       Pfizer, Inc. ...............................................       23,000        746,063
                       Warner-Lambert Co. .........................................       13,200      1,081,575
                       Electrical Equipment -- 2.2%
                       General Electric Co. .......................................       18,400      2,847,400
                       Electronics -- 3.0%
                       Broadcom Corp. .............................................        2,900        789,887
                       Intel Corp. ................................................       19,500      1,605,094
                       PMC-Sierra, Inc. ...........................................        3,900        625,219
                       Texas Instruments, Inc. ....................................        8,800        852,500
                       Energy Services -- 0.8%
                       Schlumberger Ltd. ..........................................       18,800      1,057,500

                                                           ---------------------


                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Energy Sources -- 2.9%
                       Chevron Corp. ..............................................        8,400   $    727,650
                       Exxon Mobil Corp. ..........................................       29,900      2,408,819
                       Transocean Sedco Forex, Inc. ...............................        3,640        122,612
                       Unocal Corp. ...............................................       14,900        500,081
                       Financial Services -- 2.7%
                       Associates First Capital Corp. .............................       31,800        872,513
                       Federal National Mortgage Association.......................       11,700        730,519
                       Franklin Resources, Inc. ...................................       23,700        759,881
                       Merrill Lynch & Co., Inc. ..................................       14,100      1,177,350
                       Food, Beverage & Tobacco -- 0.7%
                       PepsiCo, Inc. ..............................................       25,500        898,875
                       Forest Products -- 0.8%
                       Weyerhaeuser Co. ...........................................       14,500      1,041,281
                       Health Services -- 0.4%
                       Cardinal Health, Inc., Class A..............................        9,700        464,387
                       Household Products -- 1.1%
                       Procter & Gamble Co. .......................................       12,700      1,391,444
                       Insurance -- 3.4%
                       American General Corp. .....................................        9,600        728,400
                       American International Group, Inc.*.........................       16,212      1,752,923
                       Marsh & McLennan Cos., Inc. ................................       20,600      1,971,162
                       Leisure & Tourism -- 1.5%
                       AMR Corp. ..................................................       13,700        917,900
                       McDonald's Corp. ...........................................       25,600      1,032,000
                       Machinery -- 1.5%
                       Corning, Inc. ..............................................        9,200      1,186,225
                       Illinois Tool Works, Inc. ..................................       10,600        716,162
                       Medical Products -- 2.1%
                       Abbott Labs.................................................       30,400      1,103,900
                       Baxter International, Inc. .................................       13,900        873,094
                       Guidant Corp. ..............................................       14,500        681,500
                       Metals & Minerals -- 0.9%
                       Alcoa, Inc. ................................................       14,100      1,170,300
                       Multi-Industry -- 0.5%
                       Tyco International Ltd. ....................................       16,000        622,000
                       Retail -- 3.9%
                       CVS Corp. ..................................................       14,100        563,119
                       Home Depot, Inc. ...........................................       21,750      1,491,234
                       Safeway, Inc.+..............................................       18,000        640,125
                       Wal-Mart Stores, Inc. ......................................       33,800      2,336,425
                       Software -- 7.7%
                       America Online, Inc.+.......................................       13,200        995,775
                       Automatic Data Processing, Inc. ............................       24,100      1,298,388
                       Computer Sciences Corp.+....................................       14,300      1,353,137
                       Electronic Data Systems Corp................................       10,900        729,619
                       Microsoft Corp.+............................................       27,500      3,210,625
                       Oracle Corp. ...............................................       17,800      1,994,712
                       Veritas Software Corp. .....................................        2,250        322,031

---------------------


                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Telephone -- 4.6%
                       AT&T Corp. .................................................       27,000   $  1,370,250
                       Bell Atlantic Corp. ........................................       14,900        917,281
                       MCI WorldCom, Inc. .........................................       37,200      1,973,925
                       SBC Communications, Inc. ...................................       35,500      1,730,625
                       Transportation -- 0.6%
                       CSX Corp. ..................................................       12,800        401,600
                       Caterpillar, Inc. ..........................................        8,700        409,444
                                                                                                   -------------
                                                                                                     78,753,734
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $46,122,453).......................                  79,178,553
                                                                                                   -------------
                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 34.9%                       AMOUNT
                       -----------------------------------------------------------------------------------------
                       CORE BOND -- 34.9%
                       AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
                       Northrop Grumman Corp. 8.63% 2004...........................  $ 1,000,000      1,033,230
                       ASSET-BACKED SECURITIES -- 1.4%
                       Aesop Funding II LLC 6.22% 2001.............................    1,000,000        998,280
                       Chase Manhattan Auto Owner Trust 5.70% 2001.................      383,821        383,265
                       Honda Auto Receivables Trust 5.95% 2003.....................      257,171        256,699
                       Nissan Auto Recievables Grantor 6.15% 2003..................      213,185        211,918
                       CONSUMER STAPLES -- 0.5%
                       Coca-Cola Bottling Co. 6.38% 2009...........................      680,000        613,597
                       CONSUMER STAPLES -- 0.7%
                       Diageo Capital PLC 6.13% 2005...............................    1,000,000        943,920
                       ENERGY -- 0.8%
                       Husky Oil Ltd. 7.13% 2006...................................    1,000,000        929,910
                       Mobil Oil Corp. 9.17% 2000..................................       75,750         76,120
                       FINANCE -- 6.0%
                       Bankers Trust New York Corp. 8.25% 2005.....................    1,000,000      1,026,444
                       CIT Group, Inc. 5.50% 2004..................................    1,000,000        934,802
                       First Financial Caribbean Corp. 7.84% 2006..................    1,000,000        949,430
                       General Electric Capital Corp. 6.50% 2006...................    1,000,000        961,192
                       General Motors Acceptance Corp. 5.63% 2001..................    1,000,000        986,830
                       Lumbermans Mutual Casualty Co. 9.15% 2026#..................    1,000,000        957,260
                       Security Benefit Life Co. 8.75% 2016........................    1,000,000      1,006,856
                       Sprint Capital Corp. 6.88% 2028.............................    1,000,000        888,710
                       HEALTHCARE -- 0.7%
                       CVS Corp. 5.50% 2004........................................    1,000,000        945,647
                       INDUSTRIAL & COMMERCIAL -- 2.1%
                       Cummins Engine Co., Inc. 6.25% 2003.........................    1,000,000        956,172
                       Federal Express Corp. 6.72% 2022............................      997,502        901,423
                       Tyco International Group S A 6.13% 2009.....................    1,000,000        880,780
                       MORTGAGE-RELATED SECURITIES -- 1.6%
                       CS First Boston Mortgage Securities Corp. 6.40% 2035........      340,162        334,641
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    1,000,000        968,950
                       Morgan Stanley Capital I, Inc. 6.25% 2007...................      768,282        744,329

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.8%
                       Quebec Province Canada 8.80% 2003...........................  $ 1,000,000   $  1,051,090
                       U.S. GOVERNMENT & AGENCIES -- 16.5%
                       Federal Home Loan Banks 5.13% 2003..........................    1,000,000        946,560
                       Federal Home Loan Mortgage Corp. 6.50% 2010 -- 2025.........    1,326,316      1,262,188
                       Federal National Mortgage Association 6.50% 2013 -- 2028....    5,247,276      5,018,579
                       Government National Mortgage Association 6.50%
                         2023 -- 2029..............................................    6,006,668      5,636,838
                       Government National Mortgage Association 7.00% 2029.........    1,999,853      1,931,098
                       United States Treasury Bonds 5.50% 2028.....................    4,000,000      3,411,240
                       United States Treasury Bonds 8.88% 2019.....................    1,000,000      1,217,190
                       United States Treasury Notes 5.50% 2001.....................    2,000,000      1,978,440
                       UTILITIES -- 3.0%
                       AT&T Corp. 5.63% 2004.......................................      850,000        803,837
                       Niagara Mohawk Power Corp. 5.88% 2002.......................    1,250,000      1,214,325
                       United States West Capital Funding, Inc. 6.38% 2008.........    1,000,000        913,982
                       Worldcom, Inc. 6.40% 2005...................................    1,000,000        959,507
                                                                                                   -------------
                                                                                                     45,235,279
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $47,433,171)......................                  45,235,279
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $93,555,624)..............                 124,413,832
                                                                                                   -------------
                                      SHORT-TERM SECURITIES -- 0.6%
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 0.6%
                       United States Treasury Bills 4.94% due 2/3/00@
                         (cost $771,494)...........................................                     771,494
                                       REPURCHASE AGREEMENT -- 2.9%
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)@ (cost
                         $3,715,000)...............................................                   3,715,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $98,042,118)                              99.6%                      128,900,326
                       Other assets less liabilities --                   0.4                           541,593
                                                                       ------                      -------------
                       NET ASSETS --                                    100.0%                     $129,441,919
                                                                       ======                      =============


              -----------------------------

              + Non-income producing security

              * Security represents an investment in an affiliated company

              # Resale restricted to qualified institutional buyers

              @ The security or a portion thereof represents collateral for the following open futures contracts:

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                 UNREALIZED
                       NUMBER OF                                   EXPIRATION   VALUE AT       VALUE AS OF      APPRECIATION/
                       CONTRACTS            DESCRIPTION               DATE     TRADE DATE   DECEMBER 31, 1999   DEPRECIATION
                       ------------------------------------------------------------------------------------------------------
                       8 Long      U.S. Long Bond................  March 2000   $742,475        $727,520          $(14,955)
                                                                                                                  ---------
                                   Net Unrealized Depreciation...............................................     $(14,955)
                                                                                                                  =========

              See Notes to Financial Statements.

---------------------

---------------------

    ANCHOR SERIES TRUST
                                                           STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1999

                                          COMMON STOCK -- 63.6%                             SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 17.3%
                       Broadcasting & Media -- 5.1%
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............             9,900   $   561,825
                       American Tower Corp., Class A+..............................            19,500       595,969
                       Clear Channel Communications, Inc.+.........................             1,300       116,025
                       Crown Castle International Corp.+@..........................            14,700       472,238
                       EchoStar Communications Corp., Class A+.....................             2,100       204,750
                       Infinity Broadcasting Corp., Class A........................             4,375       158,320
                       SFX Entertainment, Inc., Class A+...........................            12,700       459,581
                       Scripps (E.W) Co., Class A..................................             4,000       179,250
                       TV Guide, Inc. .............................................            15,000       645,000
                       UnitedGlobalcom, Inc........................................             8,600       607,375
                       Business Services -- 2.0%
                       Iron Mountain, Inc.+........................................             7,850       308,603
                       Manpower Incorporated Wisconsin.............................             6,800       255,850
                       NCO Group, Inc.+............................................             9,300       280,163
                       Pegasus Systems, Inc. ......................................             6,500       392,031
                       Pierce Leahy Corp. .........................................             8,700       376,275
                       Communication Equipment -- 0.4%
                       3Com Corp.+.................................................             7,200       338,400
                       Drugs -- 1.5%
                       Genzyme Corp.+..............................................             9,300       418,500
                       Gilead Sciences, Inc.+......................................             3,200       173,200
                       Human Genome Sciences, Inc.+................................             2,500       381,562
                       Immunex Corp.+..............................................             2,000       219,000
                       Electronics -- 1.4%
                       Analog Devices, Inc.+.......................................             6,000       558,000
                       Flextronics International Ltd.+.............................             7,000       322,000
                       Texas Instruments, Inc. ....................................             2,700       261,562
                       Financial Services -- 0.6%
                       Associates First Capital Corp. .............................             6,000       164,625
                       Heller Financial, Inc., Class A.............................            13,400       268,837
                       Forest Products -- 0.2%
                       Smurfit Stone Container Corp. ..............................             5,000       122,500
                       Insurance -- 0.4%
                       American General Corp. .....................................             4,300       326,263
                       Leisure & Tourism -- 0.1%
                       AMR Corp. ..................................................             1,300        87,100
                       Machinery -- 0.5%
                       Corning, Inc. ..............................................             2,800       361,025
                       Metals & Minerals -- 0.1%
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............             2,600        48,263
                       Stillwater Mining Co.+......................................             1,000        31,875
                       Retail -- 0.3%
                       Bed Bath & Beyond, Inc.+....................................             7,500       260,625

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Software -- 2.5%
                       America Online, Inc.+.......................................             2,300   $   173,506
                       Avant Corp.+................................................            11,000       165,000
                       BISYS Group, Inc.+..........................................             3,800       247,950
                       BMC Software, Inc.+.........................................             2,500       199,844
                       Ceridian Corp.+.............................................             6,500       140,156
                       First Data Corp. ...........................................             7,500       369,844
                       Macromedia, Inc. ...........................................             2,500       182,813
                       Rational Software Corp.+....................................             4,100       201,412
                       Sterling Software, Inc.+....................................            10,000       315,000
                       Telephone -- 1.6%
                       Broadwing, Inc. ............................................             3,500       129,063
                       Intermedia Communications, Inc.+............................            12,800       496,800
                       McLeodUSA, Inc. ............................................             7,300       429,787
                       TeleCorp PCS, Inc. .........................................             5,200       197,600
                       Transportation -- 0.6%
                       Atlas Air, Inc.+............................................            14,200       389,612
                       Werner Enterprises, Inc. ...................................             7,500       105,469
                                                                                                        ------------
                                                                                                         13,700,448
                                                                                                        ------------
                       CORE EQUITY -- 13.8%
                       Aerospace & Military Technology -- 0.8%
                       United Technologies Corp. ..................................            10,100       656,500
                       Automotive -- 1.0%
                       Delphi Automotive Systems Corp. ............................            24,397       384,253
                       TRW, Inc. ..................................................             7,200       373,950
                       Banks -- 1.2%
                       Citigroup, Inc. ............................................            11,000       611,187
                       Unionbancal Corp. ..........................................             7,800       307,613
                       Broadcasting & Media -- 0.7%
                       Gannett, Inc. ..............................................             6,600       538,313
                       Communication Equipment -- 1.8%
                       Cisco Systems, Inc. ........................................             3,800       407,075
                       Motorola, Inc. .............................................             6,700       986,575
                       Computers & Business Equipment -- 0.1%
                       International Business Machines Corp. ......................               900        97,200
                       Electric Utilities -- 0.3%
                       Unicom Corp. ...............................................             7,200       241,200
                       Electronics -- 0.4%
                       Altera Corp.+...............................................             2,000        99,125
                       Xilinx, Inc.+...............................................             5,200       236,438
                       Energy Sources -- 0.6%
                       Chevron Corp. ..............................................             3,500       303,187
                       Texaco, Inc. ...............................................             2,700       146,644
                       Financial Services -- 0.6%
                       Federal National Mortgage Association.......................             7,500       468,281
                       Food, Beverage & Tobacco -- 0.7%
                       Anheuser-Busch Cos., Inc. ..................................             1,200        85,050
                       Bestfoods...................................................             3,700       194,481
                       Philip Morris Cos., Inc. ...................................            12,700       294,481
                       Forest Products -- 0.6%
                       Weyerhaeuser Co. ...........................................             6,200       445,238

---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Gas & Pipeline Utilities -- 0.4%
                       El Paso Energy Corporation Delaware.........................             8,100   $   314,381
                       Health Services -- 0.9%
                       Cardinal Health, Inc, Class A...............................             4,200       201,075
                       Tenet Healthcare Corp. .....................................            13,000       305,500
                       United HealthCare Corp. ....................................             4,500       239,062
                       Household Products -- 0.6%
                       Kimberly-Clark Corp. .......................................             7,800       508,950
                       Insurance -- 0.6%
                       Marsh & McLennan Cos., Inc. ................................             5,100       488,006
                       Retail -- 0.4%
                       Tandy Corp. ................................................             6,800       334,475
                       Software -- 1.8%
                       Galileo International, Inc. ................................            10,100       302,369
                       Microsoft Corp.+............................................             5,000       583,750
                       Oracle Corp. ...............................................             4,800       537,900
                       Telephone -- 0.3%
                       MCI WorldCom, Inc. .........................................             4,200       222,863
                                                                                                        ------------
                                                                                                         10,915,122
                                                                                                        ------------
                       GLOBAL CORE EQUITY -- 32.5%
                       AUSTRALIA -- 0.6%
                       Broken Hill Proprietary Co., Ltd. (Materials)...............            16,332       214,450
                       Mim Holdings Ltd. (Materials)...............................            97,991       101,000
                       Pasminco Ltd. (Materials)...................................           148,157       162,432
                       BRAZIL -- 1.0%
                       Embratel Participacoes SA ADR (Utilities)...................             1,000        27,250
                       Petroleo Brasileiros SA (Energy)............................           415,200       105,725
                       Tele Norte Leste Participacoes (Utilities)..................            10,000       255,000
                       Telecomunicacoes de Brasileiras (Information Technology)....             3,200       411,200
                       CANADA -- 0.6%
                       Alcan Aluminum Ltd. (Materials).............................             6,300       259,245
                       Inco Limited (Materials)....................................             8,400       196,398
                       CAYMAN ISLANDS -- 0.2%
                       Santa Fe International Corp. (Energy).......................             7,500       194,062
                       CHINA -- 0.5%
                       China Telecom (Hong Kong) Ltd. ADR (Information &
                         Entertainment)............................................             1,400       179,988
                       China Telecom (Hong Kong) Ltd. (Information &
                         Entertainment)............................................            38,500       240,207
                       DENMARK -- 0.1%
                       Tele Danmark A/S (Utilities)................................             1,290        95,848
                       FINLAND -- 1.4%
                       Nokia AB Oy, Series A (Information Technology)..............             4,723       856,388
                       Upm-Kymmene Oy (Materials)..................................             6,887       277,505
                       FRANCE -- 2.7%
                       AXA SA de CV (Finance)......................................             3,070       428,011
                       Air Liquide (Materials).....................................             1,400       234,390
                       Banque Nationale de Paris+ (Finance)........................             2,909       268,423
                       Carrefour (Consumer Discretionary)..........................               900       166,001
                       Compagnie de St. Gobain (Materials).........................             1,000       188,072
                       France Telecom SA (Utilities)...............................             1,800       238,077
                       Michelin SA, Class B (Consumer Discretionary)...............             4,500       176,790

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       FRANCE (continued)
                       Pin Printemps Redo (Consumer Discretionary).................               900   $   237,533
                       Societe Generale (Finance)..................................               800       186,158
                       GERMANY -- 3.7%
                       Basf AG (Materials).........................................             3,600       184,949
                       Deutsche Telekom (Utilities)................................             3,300       235,025
                       KPNQwest N.V. (Information Technology)......................             3,500       223,125
                       Mannesmann AG (Information & Entertainment).................             2,917       703,756
                       Munchener Ruckversicherungs AG+ (Finance)...................             1,000       253,651
                       Primacom AG (Information & Entertainment)...................            10,100       329,512
                       Siemens AG (Industrial & Commercial)........................             6,400       814,261
                       Veba AG (Utilities).........................................             3,200       155,535
                       HONG KONG -- 0.6%
                       Cheung Kong Holdings Ltd. >(Industrial & Commercial)........            36,000       456,165
                       INDIA -- 0.6%
                       Gujarat Ambuja Cements Ltd (Materials)......................             2,600        19,825
                       Hindalco Industries Ltd. (Materials)*.......................             2,600        48,096
                       Larsen & Toubro (Industrial & Commercial)...................             3,800       127,300
                       State Bank India GDR (Finance)..............................             4,800        59,280
                       Videsh Sanchar Nigam Ltd (Utilities)........................             9,700       240,560
                       IRELAND -- 0.8%
                       Allied Irish Banks PLC (Finance)............................            28,138       320,296
                       Ryanair Holdings PLC ADR+ (Information & Entertainment).....             5,600       308,700
                       ISREAL -- 0.4%
                       Gilat Satellite Networks Ltd.+ (Information Technology).....             2,500       296,875
                       ITALY -- 0.3%
                       Mediaset (Information & Entertainment)......................            12,500       194,418
                       JAPAN -- 8.4%
                       Bank Of Yokohama (Finance)..................................            53,000       244,328
                       Dai Nippon Printing (Information & Entertainment)...........            33,000       526,476
                       Daiwa Bank (Finance)........................................            51,000       149,750
                       Eisai Co., Ltd. (Healthcare)................................             8,000       153,861
                       Fuji Machine Manufacturing Co. (Industrial & Commercial)....               100         8,065
                       Fujisawa Pharmaceutical Co. (Healthcare)....................            11,000       267,006
                       Hitachi Ltd.+ (Information & Entertainment).................            33,000       529,705
                       Hoya Corp. (Healthcare).....................................             4,000       315,161
                       Ito Yokado Co. (Consumer Discretionary).....................             1,000       108,642
                       Itochu Techno Science (Information Technology)..............               100        62,347
                       Marubeni Corp. (Industrial & Commercial)....................            62,000       260,331
                       Matsumotokiyoshi (Consumer Discretionary)...................             3,900       301,938
                       Minebea Co. (Information Technology)........................            16,000       274,523
                       Nichiei Co., Ltd. (Finance).................................             7,000       152,099
                       Nikko Securities (Finance)..................................            44,000       556,837
                       Nippon Telegraph & Telephone Corp. (Utilities)..............                15       256,925
                       Nippon Telegraph & Telephone Mobile Communications Corp.
                         (Utilities)...............................................                 8       307,722
                       Omron Corp. (Industrial & Commercial).......................            12,000       276,598
                       Softbank Corp. (Finance)....................................               500       478,614
                       Sony Corp. (Information & Entertainment)....................             2,700       800,724
                       Takefuji Corp. (Finance)....................................             1,600       200,294
                       Tokyo Style Co., Ltd. (Consumer Discretionary)..............            23,000       189,097
                       Trans Cosmos, Inc. (Information Technology).................               500       213,370
                       MEXICO -- 0.2%
                       Telefonos de Mexico SA ADR (Utilities)......................             1,300       146,250

---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       NETHERLANDS -- 2.2%
                       ING Groep NV (Finance)......................................             6,000   $   362,283
                       Philips Electronics (Information Technology)................             2,798       380,506
                       Royal Dutch Petroleum Co. (Energy)..........................             6,100       373,913
                       Royal Koninklijke KPN NV (Utilities)........................             4,488       438,084
                       United Pan Europe Communications (Information &
                         Entertainment)............................................             1,600       204,693
                       SINGAPORE -- 0.4%
                       Overseas Chinese Bank (Finance).............................            11,550       106,103
                       Overseas Union Bank (Finance)...............................            38,828       227,303
                       SPAIN -- 1.5%
                       Banco Popular Esp SA (Finance)..............................             3,500       228,291
                       Endesa SA (Utilities).......................................             8,850       175,716
                       Repsol SA (Energy)..........................................             9,400       217,978
                       Telefonica SA (Utilities)...................................            21,989       549,335
                       Telefonica SA ADR (Utilities)...............................               416        32,786
                       SWEDEN -- 1.6%
                       Ericsson L.M. Telecommunications Co., Class B (Information
                         Technology)...............................................            16,590     1,066,486
                       Hennes & Mauritz AB, Series B+ (Consumer Discretionary).....             6,180       206,993
                       SWITZERLAND -- 0.8%
                       Credit Suisse Group (Finance)...............................             1,440       286,228
                       Nestle SA+ (Consumer Staples)...............................               139       254,640
                       Roche Holdings AG (Healthcare)..............................                10       118,696
                       UNITED KINGDOM -- 3.9%
                       Astrazeneca PLC ADR (Healthcare)............................             8,100       338,175
                       Barclays PLC (Finance)......................................            10,200       293,109
                       BP Amoco (Energy)...........................................            30,180       304,647
                       British Airways PLC (Information & Entertainment)...........            40,800       266,253
                       British Telecommunications PLC (Utilities)..................                65         1,575
                       Colt Telecom Group PLC+ (Utilities).........................             2,300       118,738
                       Imperial Chemical Industries PLC (Materials)................             8,200        86,625
                       Peninsula & Oriental Steam Navigation Co. (Industrial &
                         Commercial)...............................................            10,200       169,209
                       Prudential Corp. PLC (Finance)..............................            16,500       321,962
                       Smith & Nephew PLC (Healthcare).............................           104,600       351,438
                       SmithKline Beecham PLC (Healthcare).........................            52,918       671,006
                       Standard Chartered PLC (Finance)............................             9,840       156,561
                                                                                                        ------------
                                                                                                         25,761,477
                                                                                                        ------------
                       TOTAL COMMON STOCK (cost $36,894,000).......................                      50,377,047
                                                                                                        ------------


                                                          PREFERRED STOCK -- 0.0%
                       ---------------------------------------------------------------------------------------------
                       GERMANY -- 0.0%
                       ProSieben Media AG 2.86% (Information & Entertainment)......                10           581
                                                                                                        ------------
                       TOTAL PREFERRED STOCK (cost $499)...........................                             581
                                                                                                        ------------

                                                           ---------------------

                                                                                           PRINCIPAL
                                          BONDS & NOTES -- 25.6%                            AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND -- 17.1%
                       AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
                       K & F Industries, Inc., Series B 9.25% 2007.................       $   125,000   $   120,000
                       ASSET-BACKED SECURITIES -- 1.1%
                       Advanta Mortgage Loan Trust 5.83% 2029......................            89,901        89,844
                       Aesop Funding II LLC 6.22% 2001.............................           100,000        99,828
                       Capital Auto Receivables Asset 6.25% 2003...................            65,000        64,633
                       Chase Manhattan Auto Trust 6.50% 2001.......................            50,000        49,891
                       Daimler Benz Vehicle Owner Trust 5.23% 2001.................            31,486        31,432
                       Ford Credit Auto Owner Trust 6.20% 2002.....................           200,000       199,250
                       Money Store Trust 6.64% 2014................................           120,000       119,700
                       Residential Funding Mortgage Secs I Mortgage 6.00% 2009.....            13,663        13,518
                       Sasco Floating Rate Commercial Mortgage 5.81% 2013..........            54,770        54,770
                       USAA Auto Loan Grantor Trust 6.10% 2006.....................            42,042        41,567
                       World Omni Automobile Lease Trust 6.18% 2003................           113,191       112,801
                       AUTOMOTIVE -- 0.6%
                       Accuride Corp., Series B 9.25% 2008.........................            65,000        59,150
                       Delco Remy International, Inc. 8.63% 2007...................            50,000        47,250
                       Delco Remy International, Inc. 10.63% 2006..................            75,000        77,625
                       Dura Operating Corp. 9.00% 2009.............................            75,000        70,500
                       Federal Mogul Corp. 8.80% 2007..............................            70,000        69,036
                       Johnstown America Industries, Inc. 11.75% 2005..............           100,000       101,500
                       LDM Technologies, Inc. 10.75% 2007..........................            40,000        34,000
                       Prestolite Electric, Inc. 9.63% 2008........................            50,000        39,125
                       CABLE -- 0.7%
                       Adelphia Communications Corp. 7.88% 2009....................            75,000        67,500
                       Century Communications Corp., Series B zero coupon 2008
                         (1).......................................................           250,000       107,500
                       Charter Communication Holding LLC 8.63% 2009................           140,000       129,500
                       Classic Cable, Inc. 9.88% 2008..............................            45,000        44,944
                       Frontiervision Holding LP zero coupon 2007 (1)..............            35,000        31,150
                       Insight Midwest LP 9.75% 2009...............................            25,000        25,937
                       NTL Communications Corp. zero coupon 2008 (1)...............           175,000       122,500
                       CHEMICALS -- 0.6%
                       ARCO Chemical Co. 9.80% 2020................................            85,000        86,700
                       Georgia Gulf Corp. 10.38% 2007..............................            15,000        15,675
                       Lyondell Chemical Co. 9.63% 2007............................            50,000        51,125
                       Lyondell Chemical Co. 9.88% 2007............................           120,000       124,200
                       Pioneer Americas Acquisition Corp. 9.25% 2007...............            15,000        11,850
                       Royster Clark, Inc. 10.25% 2009.............................            60,000        55,200
                       Sovereign Speciality Chemicals Corp. 9.50% 2007.............            55,000        55,688
                       Texas Petrochemicals Corp. 11.13% 2006......................           100,000        86,750
                       COMMUNICATIONS & MEDIA -- 1.3%
                       AMC Entertainment, Inc. 9.50% 2009 - 2011...................           225,000       198,312
                       Allbritton Communications Co. 9.75% 2007....................            50,000        50,000
                       American Media Operations, Inc. 10.25% 2009.................            50,000        50,500
                       Benedek Communications Corp. zero coupon 2006 (1)...........            75,000        67,594
                       Chancellor Media Corp. 8.75% 2007...........................            50,000        51,000
                       Echostar DBS Corp. 9.38% 2009...............................           250,000       250,625
                       Fox Liberty Networks LLC zero coupon 2007 (1)...............           100,000        80,000
                       Granite Broadcasting Corp. 8.88% 2008.......................            15,000        14,325
                       Lin Holdings Corp. zero coupon 2008 (1).....................           200,000       134,000
                       Sullivan Graphics, Inc. 12.75% 2005.........................           100,000       103,500
                       CONSUMER DISCRETIONARY -- 0.8%
                       Bell Sports, Inc. 11.00% 2008...............................           100,000        99,000
                       Duane Reade, Inc. 9.25% 2008................................           200,000       195,500
                       Mattress Discounters Corp. 12.63% 2007......................            50,000        48,750
                       Stater Brothers Holdings, Inc. 10.75% 2006..................            75,000        75,187

---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       CONSUMER DISCRETIONARY (continued)
                       True Temper Sports, Inc. 10.88% 2008........................       $   155,000   $   147,056
                       Westpoint Stevens, Inc. 7.88% 2008..........................            55,000        49,363
                       ENERGY -- 1.0%
                       Costilla Energy, Inc. 10.25% 2006 (2).......................           130,000        37,375
                       Ico, Inc. 10.38% 2007.......................................            80,000        74,200
                       Kelley Oil & Gas Corp. 14.00% 2003..........................            74,000        71,780
                       Key Energy Services, Inc. 14.00% 2009.......................            40,000        43,650
                       P&L Coal Holdings Corp. 9.63% 2008..........................           250,000       243,125
                       Plains Resources, Inc. 10.25% 2006..........................            50,000        48,750
                       Pride International, Inc. 10.00% 2009.......................            50,000        51,375
                       Rbf Finance Co. 11.38% 2009.................................           130,000       140,400
                       Tuboscope Vetco International, Inc. 7.50% 2008..............           100,000        84,440
                       FINANCE -- 0.9%
                       American General Finance Corp. 6.88% 2001...................            60,000        59,748
                       Arcadia Financial Ltd. 11.50% 2007..........................            40,000        41,200
                       Citicorp 6.14% 2003.........................................  GBP       50,000        79,499
                       Ford Motor Credit Co. 6.70% 2004............................            50,000        48,937
                       General Motors Acceptance Corp. 6.85% 2004..................            50,000        49,160
                       Resource America, Inc. 12.00% 2004..........................            85,000        71,188
                       Wells Fargo & Co. 6.32% 2001................................           130,000       130,209
                       Western Financial Savings Bank 8.88% 2007...................           225,000       208,125
                       FOOD & LODGING -- 0.7%
                       Aurora Foods, Inc., Series B 8.75% 2008.....................            50,000        47,750
                       Aurora Foods, Inc., Series D 9.88% 2007.....................            25,000        25,437
                       B & G Foods Corp. 9.63% 2007................................           100,000        89,000
                       Chiquita Brands International, Inc. 10.00% 2009.............            50,000        37,375
                       Delaware Monte Foods Co., Series B zero coupon 2007 (1).....           165,000       126,019
                       Nash Finch Co. 8.50% 2008...................................           150,000       124,125
                       Vlasic 10.25% 2009..........................................           100,000        95,375
                       GAMING -- 0.4%
                       Aztar Corp. 8.88% 2007......................................           100,000        96,750
                       Hollywood Casino Corp. 11.25% 2007..........................           100,000       104,250
                       Station Casinos, Inc. 8.88% 2008............................           100,000        95,750
                       HEALTHCARE -- 0.6%
                       Alaris Medical Systems, Inc. 9.75% 2006.....................            50,000        43,250
                       Alaris Medical, Inc. zero coupon 2008 (1)...................           100,000        42,875
                       Beverly Enterprises, Inc. 9.00% 2006........................            70,000        64,400
                       Mediq Prn Life Support Services 11.00% 2008.................           100,000        38,750
                       Owens & Minor, Inc. 10.88% 2006.............................            50,000        50,875
                       Tenet Healthcare Corp. 8.13% 2008...........................            75,000        69,750
                       Triad Hospitals 11.00% 2009.................................           100,000       104,000
                       Universal Hospital Services, Inc. 10.25% 2008...............           100,000        71,875
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       General Motors Corp. 6.88% 2004.............................  GBP       40,000        63,796
                       Grove Worldwide LLC, Inc. 9.25% 2008........................            70,000        20,300
                       Neenah Foundry Co. 11.13% 2007..............................            20,000        18,550
                       Raytheon Co. 6.75% 2007.....................................            70,000        65,305
                       WESCO Distribution, Inc., Series B 9.13% 2008...............            70,000        65,625
                       Werner Holding Delaware, Inc. 10.00% 2007...................            30,000        29,325
                       WMX Technologies, Inc. 7.00% 2006...........................           100,000        87,455
                       INFORMATION & ENTERTAINMENT -- 0.1%
                       Loews Ciniplex Entertainment Corp. 8.88% 2008...............           125,000       110,625

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       INFORMATION TECHNOLOGY -- 0.8%
                       Advanced Micro Devices, Inc. 11.00% 2003....................       $    75,000   $    73,875
                       DecisionOne Holdings Corp. zero coupon 2008(1)..............           150,000         1,125
                       Exodus Communications, Inc. 11.25% 2008.....................            75,000        77,812
                       Fairchild Semiconductor Corp. 10.13% 2007...................           150,000       153,000
                       Fairchild Semiconductor Corp. 10.38% 2007...................            30,000        30,675
                       Fisher Scientific International, Inc. 9.00% 2008............            50,000        48,000
                       South Carolina G Holding Corp./Semiconductor 12.00% 2009....            90,000        96,075
                       Telecommunications Techniques 9.75% 2008....................           140,000       128,450
                       MATERIALS -- 0.3%
                       Alaska Steel Corp. 7.88% 2009...............................            50,000        47,125
                       American Standard Cos., Inc. 8.25% 2009.....................            50,000        48,125
                       Falcon Building Products, Inc. zero coupon 2007(1)..........            50,000        37,250
                       LTV Corp. 11.75% 2009.......................................            65,000        67,763
                       Nortek, Inc. 9.25% 2007.....................................            50,000        48,875
                       MUNICIPAL BONDS -- 0.2%
                       Austin Texas Rental Car Special Facility Revenue 6.13%
                         2007......................................................            50,000        45,987
                       Philadelphia Pennsylvania Authority For Industrial
                         Development Pension Funding 5.64% 2006....................            40,000        36,337
                       Worcester MA 5.50% 2007.....................................            50,000        44,649
                       PAPER PRODUCTS -- 0.2%
                       Gaylord Container Corp. 9.38% 2007..........................           125,000       115,938
                       Packaging Corp. of America 9.63% 2009.......................            40,000        41,150
                       REAL ESTATE -- 0.4%
                       Avalon Bay Communitys, Inc. 6.50% 2003......................            75,000        71,651
                       Engle Homes, Inc., Series C 9.25% 2008......................            45,000        40,500
                       Spieker Properties LP 6.80% 2004............................            55,000        52,501
                       Toll Corp. 8.13% 2009.......................................           100,000        92,500
                       Webb Delaware Corp. 10.25% 2010.............................            75,000        71,813
                       TELECOMMUNICATIONS -- 3.3%
                       Alaska Communications Holdings, Inc. 9.38% 2009.............            50,000        48,375
                       BTI Telecommunications Corp. 10.50% 2007....................           100,000        92,000
                       Concentric Network Corp. 12.75% 2007........................           150,000       158,625
                       Covad Communications Group, Inc. 12.50% 2009................            50,000        52,000
                       Crown Castle International Corp. zero coupon 2007(1)@.......            50,000        37,563
                       e.spire Communications, Inc. zero coupon 2008(1)............           150,000        57,375
                       GCI, Inc. 9.75% 2007........................................           250,000       229,375
                       Globalstar LP 10.75% 2004...................................            75,000        48,000
                       GST Network Funding, Inc. zero coupon 2008(1)...............           105,000        50,269
                       GST Telecommunications, Inc. 12.75% 2007....................            60,000        56,250
                       Hyperion Telecommunications, Inc. zero coupon 2003(1).......            90,000        80,100
                       Hyperion Telecommunications, Inc. 12.25% 2004...............            50,000        53,500
                       ITC DeltaCom, Inc. 9.75% 2008...............................            75,000        75,563
                       Intermedia Communications, Inc. 8.88% 2007..................           225,000       209,250
                       Iridium LLC 10.88% 2005(2)..................................            20,000         1,000
                       Iridium LLC 11.25% 2005(2)..................................            75,000         3,750
                       KMC Telecom Holdings, Inc. zero coupon 2008(1)..............           330,000       178,612
                       MGC Communications, Inc., Series B 13.00% 2004..............            75,000        74,813
                       McLeodUSA, Inc. 8.13% 2009..................................            50,000        46,625
                       McLeodUSA, Inc. 9.25% 2007..................................            50,000        50,125
                       McLeodUSA, Inc. 9.50% 2008..................................            75,000        75,937
                       Nextel Communications, Inc. zero coupon 2007(1).............           450,000       320,625
                       Nextlink Communications, Inc. zero coupon 2008(1)...........           150,000        95,250
                       PSINet, Inc. 10.00% 2005....................................           125,000       124,062
                       PSINet, Inc. 11.50% 2008....................................            25,000        26,188
                       Paging Network, Inc. 10.13% 2007............................           100,000        33,500

---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       TELECOMMUNICATIONS (continued)
                       RCN Corp. zero coupon 2008(1)...............................       $   125,000   $    82,187
                       Time Warner Telecom, Inc. 9.75% 2008........................            25,000        25,625
                       Verio , Inc. 11.25% 2008....................................           150,000       157,500
                       Viatel, Inc. 11.25% 2008....................................            80,000        79,600
                       U.S. GOVERNMENT & AGENCIES -- 2.3%
                       Federal Home Loan Banks 5.63% 2003..........................  GBP       75,000       116,714
                       Government National Mortgage Association 6.00% 2009.........           100,147        96,207
                       Government National Mortgage Association 6.50% 2029.........            79,857        74,941
                       Government National Mortgage Association 7.00% 2029.........           323,675       312,547
                       United States Treasury Bonds 6.13% 2027.....................            15,000        13,959
                       United States Treasury Bonds 6.13% 2029.....................           300,000       285,984
                       United States Treasury Bonds 6.25% 2023.....................           887,000       836,272
                       United States Treasury Bonds 10.75% 2005....................            50,000        59,633
                       UTILITIES -- 0.3%
                       Energy Corp. America 9.50% 2007.............................           200,000       140,000
                       National Rural Utilities Cooperative Finance 5.95% 2003.....           100,000        97,388
                                                                                                        ------------
                                                                                                         13,526,564
                                                                                                        ------------
                       GLOBAL CORE BOND -- 8.5%
                       ARGENTINA -- 0.4%
                       Acindar Industria Argentina de Aceros SA 11.25% 2004........            55,000        42,900
                       Cablevision S A 13.75% 2009.................................            40,000        39,500
                       Disco SA 9.88% 2008.........................................           125,000       109,285
                       Multicanal S A 13.13% 2009..................................            90,000        88,875
                       Republic of Argentina 11.75% 2009 - 2011....................            82,000        61,452
                       BERMUDA -- 0.1%
                       RSL Communications PLC 12.00% 2008..........................           100,000       100,375
                       BRAZIL -- 0.3%
                       Aracruz Celulose 10.38% 2002................................           100,000        99,054
                       CSN Iron SA 9.13% 2007*.....................................           100,000        83,250
                       Companhia Vale do Rio Doce zero coupon 2009(3)(1)...........  BRL        2,000             0
                       Federative Republic of Brazil 11.63% 2004...................            75,000        74,438
                       CANADA -- 0.6%
                       Acetex Corp. 9.75% 2003.....................................            75,000        68,062
                       Clearnet Communications, Inc. zero coupon 2009(1)...........           125,000        74,844
                       Consumers Packaging, Inc. 9.75% 2007........................            55,000        39,600
                       Doman Industries Ltd. 12.00% 2004...........................            75,000        78,000
                       Province of Ontario 6.25% 2008..............................  NZD      330,000       152,233
                       Repap New Brunswick, Inc. 9.00% 2004........................            35,000        34,038
                       CHILE -- 0.1%
                       SCL Term Aereo Santiago S A 6.95% 2012......................           100,000        87,473
                       FRANCE -- 1.3%
                       Government of France 3.00% 2001.............................  EUR      300,000       297,415
                       Government of France 6.00% 2025.............................  EUR       49,000        49,656
                       Republic of France 3.50% 2004...............................  EUR      590,000       564,055
                       Republic of France 4.00% 2009...............................  EUR      150,000       134,481
                       GERMANY -- 1.2%
                       Republic of Germany 6.25% 2024..............................  EUR      930,000       971,966
                       INDONESIA -- 0.1%
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............           100,000        72,750
                       ITALY -- 0.1%
                       Republic of Italy 6.50% 2027................................  EUR       36,151        38,037

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       JAPAN -- 2.2%
                       Government of Japan 0.90% 2008..............................  JPY  $25,000,000   $   226,990
                       Government of Japan 2.40% 2007..............................  JPY   38,300,000       400,609
                       Japan Government Bond 213 Fwd 1.40% 2009....................  JPY   28,900,000       274,433
                       Japanese Government Bond No 43 2.90% 2019...................  JPY   76,000,000       809,838
                       MEXICO -- 0.6%
                       Alestra S De R L De CV 12.13% 2006*.........................           125,000       125,938
                       Petroleos Mexicanos 8.85% 2007..............................           250,000       240,000
                       Satelites Mexicanos S A De C V 10.13% 2004..................           100,000        68,000
                       United Mexican States 10.38% 2009...........................            35,000        37,275
                       SUPRANATIONALS -- 0.6%
                       Euro Investment Bank 3.00% 2006.............................  JPY   33,000,000       359,457
                       Euro Investment Bank 7.63% 2006.............................  GBP       90,000       153,685
                       SWEDEN -- 0.1%
                       Kingdom of Sweden 9.00% 2009................................  SEK      800,000       115,652
                       TRINIDAD & TOBAGO -- 0.1%
                       Trinidad & Tobago Republic 9.88% 2009.......................            40,000        40,300
                       UNITED KINGDOM -- 0.7%
                       British Gas International Finance BV 5.38% 2009.............  GBP       70,000       100,181
                       Dunlop Standard Aerospace Holdings PLC 11.88% 2009..........            85,000        87,337
                       National Westminster Bank PLC 7.38% 2009....................            25,000        24,431
                       United Kingdom Treasury 7.75% 2006..........................  GBP      100,000       176,875
                       Xerox Capital Europe PLC 5.75% 2002.........................           120,000       115,742
                       Zsc Specialty 11.00% 2009*..................................            75,000        77,813
                                                                                                        ------------
                                                                                                          6,796,295
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $21,529,700)......................                      20,322,859
                                                                                                        ------------

                                                              RIGHTS -- 0.0%                SHARES
                       ---------------------------------------------------------------------------------------------
                       SOUTH KOREA -- 0.0%
                       LG Investments and Securities 1/12/00 (Finance).............             2,231         5,894
                                                                                                        ------------
                                                                                                              5,894
                                                                                                        ------------
                       TOTAL RIGHTS (cost $15,498).................................                           5,894
                                                                                                        ------------

                                                             WARRANTS -- 0.2%+
                       ---------------------------------------------------------------------------------------------
                       Banque Nationale de Paris 7/15/02 (Finance).................             2,873        13,255
                       KMC Telecom Holdings, Inc. 4/15/08
                         (Telecommunications)(2)(3) ...............................               330           825
                       Siam Commercial Bank 6/22/04 (Finance)......................             1,567           645
                       Siam Commercial Bank 5/10/02 (Finance)......................           216,100       100,405
                                                                                                        ------------
                       TOTAL WARRANTS (cost $912)..................................                         115,130
                                                                                                        ------------
                       TOTAL INVESTMENT SECURITIES (cost $58,440,609)..............                      70,821,511
                                                                                                        ------------

---------------------

                                                                                           PRINCIPAL
                                                       SHORT-TERM SECURITIES -- 8.2%        AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.9%
                       Abbey National Treasury International 6.13% due 8/4/00......       $   250,000   $   249,905
                       Aegon NV 5.99% due 2/4/00...................................           260,000       259,146
                       American General Finance Corp. 5.99% due 2/15/00............           300,000       298,019
                       Apreco, Inc. 6.10% due 2/24/00..............................           250,000       247,982
                       Bayerische Vereinsbank AG 6.38% due 9/6/00..................           300,000       299,340
                       Co Op Centrale Rabobank 6.38% due 6/20/00...................           200,000       200,221
                       Co Op Centrale Rabobank 6.63% due 4/28/00...................            79,000        79,130
                       Columbia University Trustees New York 5.89% due 12/15/00....           100,000        99,491
                       Delaware Funding Corp. 6.30% due 2/18/00....................           250,000       247,978
                       Deutsche Bank AG 5.90% due 2/14/00..........................           260,000       260,029
                       Diageo PLC 5.90% due 4/7/00.................................           200,000       199,760
                       Ew Scripps Co. 5.80% due 2/25/00............................           150,000       148,759
                       Federal Republic of Germany 3.25% due 9/15/00...............           100,000       100,554
                       GTE Funding, Inc. 5.97% due 2/16/00.........................           295,000       292,981
                       I.B.R.D. World Bank 6.00% due 8/22/00.......................            73,000        72,986
                       Inter-American Development Bank 6.38% due 8/1/00............           100,000       100,204
                       International Bank for Reconstruction & Development 5.15%
                         due 3/23/00+..............................................           300,000       299,522
                       KFW International 5.75% due 12/1/00.........................           100,000        99,227
                       MCI Communications Corp. 7.13% due 1/20/00..................            90,000        90,048
                       Morgan, J.P. & Co., Inc. 5.95% due 2/24/00..................           200,000       198,385
                       National Rural Utilities Cooperative Finance Corp. 5.75% due
                         2/18/00...................................................           130,000       129,059
                       Preferred Receivables Funding 5.82% due 2/28/00.............           250,000       247,815
                       Premier Auto Trust 5.82% due 12/8/00........................            23,289        23,282
                       Premier Auto Trust 6.75% due 11/6/00........................            25,785        25,810
                       Private Export Funding Corp. 5.82% due 2/28/00..............           100,000        99,130
                       Prudential Funding 5.51% due 12/21/00(3)....................           200,000       199,640
                       Riverwoods Funding Corp. 6.02% due 2/15/00..................           300,000       297,742
                       Svenska Handlsbnkn 5.97% due 2/18/00........................           250,000       250,054
                       Telstra Corporation Ltd. 6.05% due 3/27/00..................           100,000        98,505
                       Toyota Motor Credit 6.25% due 3/27/00.......................           150,000       148,033
                       Wells Fargo & Co. 5.31% due 3/31/00.........................           140,000       139,717
                                                                                                        ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $5,511,945)..........                       5,502,454
                                                                                                        ------------
                       U.S. GOVERNMENT -- 1.3%
                       United States Treasury Bills 4.94% due 2/3/00 (cost
                         $1,020,363)...............................................         1,025,000     1,020,922
                                                                                                        ------------
                       TOTAL SHORT-TERM SECURITIES (cost $6,532,308)...............                       6,523,376
                                                                                                        ------------

                                                           ---------------------

                                       REPURCHASE AGREEMENT -- 4.8%                                        VALUE
                       ---------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $3,830,000).........................................                       3,830,000
                                                                                                        ------------
                       TOTAL INVESTMENTS --
                         (cost $68,802,917)                                 102.4%                       81,174,887
                       Forward commitments --                                (0.3)                         (258,550)
                       Liabilities in excess of other assets --              (2.1)                       (1,646,198)
                                                                           ------                       ------------
                       NET ASSETS --                                        100.0%                      $79,270,139
                                                                           ======                       ============


              -----------------------------

              + Non-income producing security

              * Resale restricted to qualified buyers

              @ Security represents an investment in an affiliated company

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Bond in default

              (3) Fair valued security, See Note 2

                                                                             CONTRACTED                  PRINCIPAL
                       FORWARD COMMITMENTS                                 SETTLEMENT DATE                AMOUNT        VALUE
                       ----------------------------------------------------------------------------------------------------------
                       Government of New Zealand 7.00% 2009..............      2/14/00          NZD      (280,000)   $  (143,024)
                       United Kingdom Treasury 8.00% 2001(3).............      1/21/00          GBP       (50,000)      (115,526)
                                                                                                                     ------------
                       TOTAL FORWARD COMMITMENTS (proceeds $263,021).....                                            $  (258,550)
                                                                                                                     ============

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                      UNREALIZED
                       NUMBER OF                                       EXPIRATION    VALUE AT       VALUE AS OF      APPRECIATION/
                       CONTRACTS             DESCRIPTION                  DATE      TRADE DATE   DECEMBER 31, 2000   DEPRECIATION
                       -----------------------------------------------------------------------------------------------------------
                         4 Short  HANG SENG Index Futures --
                                  Hong Kong Futures Exchange........  January 2000  $  408,606      $  436,611         $(28,005)
                         7 Short  S&P 500 Index Futures --
                                  Chicago Mercantile Exchange.......  March 2000     2,510,200       2,602,250          (92,050)
                          5 Long  DAX Index Futures --
                                  Eurex Deutschland Exchange........  March 2000       542,897         562,241           19,344
                          5 Long  DAX Index Futures --
                                  Eurex Deutschland Exchange........  March 2000       784,169         880,483           96,314
                          1 Long  MIB30 Index Futures --
                                  Milan Stock Exchange..............  March 2000       201,369         217,365           15,996
                          7 Long  IBEX PLUS index Futures --
                                  Meff Renta Variable Exchange......  January 2000     801,699         823,772           22,073
                          4 Long  SPI Index Futures --
                                  Sydney Futures Exchange...........  March 2000       204,243         205,350            1,107
                         10 Long  TOPIX Index Futures --
                                  Tokyo Stock Exchange..............  March 2000     1,547,555       1,672,610          125,055
                         10 Long  EURO-BUND Futures --
                                  Eurex Deutschland Exchange........  March 2000     1,061,076       1,043,899          (17,177)
                          9 Long  OMX Index Futures --
                                  OML London Exchange...............  January 2000     108,108         127,055           18,947
                                                                                                                       --------
                                  Net Unrealized Appreciation.....................................................     $161,604
                                                                                                                       ========

---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                          CONTRACT            IN         DELIVERY   GROSS UNREALIZED
                         TO DELIVER      EXCHANGE FOR      DATE       APPRECIATION
                       -------------------------------------------------------------
                       USD    680,676  AUD    1,057,000  03/31/00       $ 14,011
                       *USD   595,298  CAD      880,000  01/20/00         14,617
                       USD    387,412  CAD      567,000  01/20/00          5,568
                       USD    129,413  CAD      191,000  01/20/00          2,967
                       *EUR    98,000  USD      102,425  01/12/00          3,617
                       *EUR   198,000  USD      207,221  01/20/00          7,472
                       *EUR 2,260,200  USD    2,365,412  01/20/00         85,250
                       GBP    430,000  USD      698,793  01/26/00          4,123
                       *USD   263,906  JPY   27,400,000  01/12/00          4,814
                       *USD    64,582  KRW   76,400,000  02/09/00          2,702
                       USD    131,554  KRW  155,300,000  02/22/00          5,214
                       *USD   122,160  NZD      240,000  02/14/00          3,337
                       USD     80,273  PLN      340,000  01/27/00          1,153
                       USD    100,000  PLN      423,000  01/27/00          1,305
                       USD    126,458  SEK    1,049,600  02/22/00          2,650
                                                                        --------
                                                                        $158,800
                                                                        ========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                          CONTRACT            IN        DELIVERY   GROSS UNREALIZED
                         TO DELIVER      EXCHANGE FOR     DATE       DEPRECIATION
                       ------------------------------------------------------------
                       *CAD    378,000  USD    255,104  01/20/00      $  (6,883)
                       *USD    805,680  EUR    746,000  01/12/00        (53,533)
                       USD     137,591  EUR    136,000  01/12/00           (471)
                       *USD     52,881  EUR     51,000  01/20/00         (1,430)
                       *USD     55,012  EUR     53,000  01/20/00         (1,544)
                       USD   3,386,728  EUR  3,124,000  01/21/00       (234,904)
                       *JPY 83,568,820  USD    805,832  01/12/00        (13,753)
                       JPY  87,394,000  USD    827,603  01/21/00        (30,792)
                       JPY  18,800,000  USD    181,643  02/01/00         (3,353)
                       JPY  17,878,000  USD    171,221  02/09/00         (4,922)
                       JPY  14,710,000  USD    142,263  02/22/00         (2,962)
                       JPY  34,995,000  USD    355,845  02/22/00         (9,645)
                       JPY  12,100,000  USD    119,153  02/22/00           (305)
                       *KRW 76,400,000  USD     64,283  02/09/00             (1)
                       *NZD    296,000  USD    150,406  02/14/00         (4,373)
                       USD     171,224  SGD    283,890  02/09/00           (377)
                                                                      ---------
                                                                       (369,248)
                                                                      ---------
                                        Net Unrealized
                                          Depreciation                $(210,448)
                                                                      =========

              -----------------------------

              * Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                       AUD   --  Australian Dollar  JPY   --  Japanese Yen        SEK   --  Swedish Krona
                       CAD   --  Canadian Dollar    KRW   --  South Korean Won    SGD   --  Singapore Dollar
                       EUR   --  Euro Dollar        NZD   --  New Zealand Dollar  USD   --  United States Dollar
                       GBP   --  Pound Sterling     PLN   --  Polish Zloty

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 1999

                                                                                   GOVERNMENT &
                                                                 MONEY MARKET      QUALITY BOND
                                                                  PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --       $443,605,797
   Short-term securities*......................................   59,278,059         20,192,564
   Repurchase agreements (cost equals market)..................    4,215,000         10,770,000
   Cash........................................................        4,477              2,175
   Foreign currency............................................           --                 --
   Receivables for --
     Fund shares sold..........................................       95,385          3,525,261
     Dividends and interest....................................      391,756          5,962,680
     Sales of investments......................................           --                 --
     Foreign currency contracts................................           --                 --
   Due from adviser............................................           --                 --
   Prepaid expenses............................................          704              3,901
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --                 --
                                                                 ------------------------------
                                                                  63,985,381        484,062,378
                                                                 ------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................           --                 --
     Fund shares redeemed......................................      671,320          3,135,675
     Management fees...........................................       26,579            243,241
     Foreign currency contracts................................           --                 --
     Variation margin on futures contracts.....................           --                 --
   Other accrued expenses......................................       65,168            111,372
   Forward commitment contracts................................           --                 --
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --                 --
   Due to custodian............................................           --                 --
                                                                 ------------------------------
                                                                     763,067          3,490,288
                                                                 ------------------------------
   NET ASSETS:.................................................  $63,222,314       $480,572,090
                                                                 ------------------------------
                                                                 ------------------------------
   Shares of beneficial interest outstanding (unlimited shares
     authorized)...............................................   63,222,314         35,120,300
   Net asset value per share...................................  $      1.00       $      13.68
                                                                 ------------------------------
                                                                 ------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $63,222,314        479,899,255
   Accumulated undistributed net investment income.............           --         24,300,344
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign currency.......           --         (1,913,447)
   Unrealized appreciation (depreciation) of investments.......           --        (21,714,062)
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --                 --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --                 --
                                                                 ------------------------------
                                                                 $63,222,314       $480,572,090
                                                                 ------------------------------
                                                                 ------------------------------
   ---------------
   *Cost
    Investment securities......................................  $        --       $465,213,914
                                                                 ------------------------------
                                                                 ------------------------------
    Short-term securities......................................  $59,278,059       $ 20,298,509
                                                                 ------------------------------
                                                                 ------------------------------

    See Notes to Financial Statements

---------------------

                  GROWTH AND                      CAPITAL         NATURAL                     STRATEGIC
    HIGH YIELD      INCOME         GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET    MULTI-ASSET
     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------
    $19,485,083   $49,543,674   $843,245,744   $1,771,499,031   $53,985,054   $124,413,832   $70,821,511
             --            --             --       70,871,076            --        771,494     6,523,376
        140,000       290,000     22,875,000      176,595,000        20,000      3,715,000     3,830,000
             --           454            485        2,212,737           530          1,719         1,469
             --            --             --               --         3,166             --         1,605
             --         7,426      4,225,685        7,586,779       325,641         16,303        10,679
        530,906        41,858        421,574          426,513        64,388        745,285       586,286
         91,254            --         65,448          723,939       270,118             --       288,509
             --            --             --               --       270,787             --        39,887
             --            --             --               --            --             --         5,999
            231           439          5,984           10,593           490          1,264           608
             --            --             --               --            --             --       158,800
---------------------------------------------------------------------------------------------------------
     20,247,474    49,883,851    870,839,920    2,029,925,668    54,940,174    129,664,897    82,268,729
---------------------------------------------------------------------------------------------------------
             --            --        402,268       30,782,421            --             --     2,117,862
         12,466        92,762      1,021,621       11,018,169       193,746         30,532        16,649
         12,139        29,245        468,739          946,354        32,760        108,899        64,938
             --            --             --               --       270,118             --        39,791
             --            --             --               --            --          4,000        10,758
         57,003        52,031        182,272          291,213        52,642         79,547       120,794
             --            --             --               --            --             --       258,550
             --            --             --               --            --             --       369,248
         88,926            --             --               --            --             --            --
---------------------------------------------------------------------------------------------------------
        170,534       174,038      2,074,900       43,038,157       549,266        222,978     2,998,590
---------------------------------------------------------------------------------------------------------
    $20,076,940   $49,709,813   $868,765,020   $1,986,887,511   $54,390,908   $129,441,919   $79,270,139
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      3,281,418     2,367,248     22,554,101       34,842,882     3,352,303     10,286,651     6,736,874
    $      6.12   $     21.00   $      38.52   $        57.02   $     16.22   $      12.58   $     11.77
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     24,973,191    25,414,634    435,340,215      913,276,889    49,174,631     74,150,915    56,156,437
      2,094,849       230,707      1,422,103        1,884,487       474,905      2,683,699     1,610,943
     (5,138,476)    6,450,927     96,993,271      232,911,248    (4,448,020)    21,764,052     9,196,139
     (1,852,624)   17,613,545    335,009,431      838,825,839     9,189,027     30,858,208    12,371,970
             --            --             --          (10,952)          365             --      (226,954)
             --            --             --               --            --        (14,955)      161,604
---------------------------------------------------------------------------------------------------------
    $20,076,940   $49,709,813   $868,765,020   $1,986,887,511   $54,390,908   $129,441,919   $79,270,139
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
    $21,337,707   $31,930,129   $508,236,313   $  932,673,192   $44,796,027   $ 93,555,624   $58,440,609
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
    $        --   $        --   $         --   $   70,871,076   $        --   $    771,494   $ 6,532,308
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                   GOVERNMENT &
                                                                 MONEY MARKET      QUALITY BOND
                                                                  PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................   $3,596,942       $27,040,904
     Dividends.................................................           --                --
                                                                  ----------------------------
            Total income*......................................    3,596,942        27,040,904
                                                                  ----------------------------
   EXPENSES:
     Investment management fees................................      342,592         2,620,065
     Custodian fees............................................       65,490           166,763
     Audit and tax consulting fees.............................       36,675            19,295
     Reports to investors......................................        2,935            65,135
     Trustees' fees............................................        2,861            15,286
     Legal fees................................................        2,895             6,205
     Insurance expense.........................................          974             2,611
     Other expenses............................................        4,169             5,792
                                                                  ----------------------------
            Total expenses before custody credits..............      458,591         2,901,152
            Custody credits earned on cash balances............         (795)             (218)
                                                                  ----------------------------
     Net expenses..............................................      457,796         2,900,934
                                                                  ----------------------------
   Net investment income.......................................    3,139,146        24,139,970
                                                                  ----------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments#....................        7,663        (1,655,132)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --                --
   Net realized gain (loss) on futures contracts...............           --                --
   Change in unrealized appreciation/depreciation of
     investments...............................................           --       (28,579,504)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................           --                --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................           --                --
                                                                  ----------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................        7,663       (30,234,636)
                                                                  ----------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................   $3,146,809       ($6,094,666)

                                                                  ----------------------------
                                                                  ----------------------------
   ---------------
   *  Net of foreign withholding taxes on interest and
     dividends of..............................................   $       --       $        --

                                                                  ----------------------------
                                                                  ----------------------------
   # Net of foreign withholding taxes on capital gains of......   $       --       $        --

                                                                  ----------------------------
                                                                  ----------------------------

    See Notes to Financial Statements

---------------------

---------------------

                    GROWTH                      CAPITAL        NATURAL                    STRATEGIC
    HIGH YIELD    AND INCOME      GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------
    $ 2,287,242   $   21,282   $  1,128,291   $  5,653,476   $    61,139   $ 3,324,873   $ 1,882,681
         60,973      677,342      5,892,679      5,385,462       922,373       828,339       405,314
-----------------------------------------------------------------------------------------------------
      2,348,215      698,624      7,020,970     11,038,938       983,512     4,153,212     2,287,995
-----------------------------------------------------------------------------------------------------
        158,949      355,107      4,904,393      8,167,469       376,120     1,365,768       588,576
         48,921       46,218        185,722        273,018        60,513        61,511       209,412
         42,450       36,740             --             --        35,110        25,635        55,350
             --        5,890        130,000        242,750        15,770         3,810            --
          2,314        3,624         30,855         54,256         2,508         5,556         2,371
          7,165       12,020         10,640         13,345         4,185         4,740         4,045
            483          383          4,224          6,504           499         1,698           879
          2,961        2,039         10,387         10,311         4,536         4,092         2,273
-----------------------------------------------------------------------------------------------------
        263,243      462,021      5,276,221      8,767,653       499,241     1,472,810       862,906
           (166)         (93)          (852)        (4,458)         (133)         (156)       (1,372)
-----------------------------------------------------------------------------------------------------
        263,077      461,928      5,275,369      8,763,195       499,108     1,472,654       861,534
-----------------------------------------------------------------------------------------------------
      2,085,138      236,696      1,745,601      2,275,743       484,404     2,680,558     1,426,461
-----------------------------------------------------------------------------------------------------
     (2,182,287)   6,458,624     96,726,357    243,607,186      (369,964)   22,104,039     9,163,556
             --           --             --         (1,936)       (1,166)           --       (71,685)
             --           --             --             --            --      (479,135)      328,500
      1,519,578      759,336     81,579,374    519,981,745    15,443,502    (8,576,025)    5,644,669
             --           --             --         (6,845)          354            --      (235,946)
             --           --             --             --            --       153,571       137,810
-----------------------------------------------------------------------------------------------------
       (662,709)   7,217,960    178,305,731    763,580,150    15,072,726    13,202,450    14,966,904
-----------------------------------------------------------------------------------------------------
    $ 1,422,429   $7,454,656   $180,051,332   $765,855,893   $15,557,130   $15,883,008   $16,393,365
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    $        --   $    3,854   $         --   $    129,551   $    51,589   $        --   $    30,342
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    $        --   $       --   $         --   $         --   $        --   $        --   $     6,370
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                     GOVERNMENT &
                                                                 MONEY MARKET        QUALITY BOND
                                                                   PORTFOLIO          PORTFOLIO
   -----------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.......................................  $   3,139,146      $  24,139,970
   Net realized gain (loss) on investments.....................          7,663         (1,655,132)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................             --                 --
   Net realized gain (loss) on futures contracts...............             --                 --
   Change in unrealized appreciation/depreciation of
     investments...............................................             --        (28,579,504)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................             --                 --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................             --                 --
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      3,146,809         (6,094,666)
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains............................             --         (6,865,000)
   Dividends from net investment income........................     (3,146,809)       (16,415,000)
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........     (3,146,809)       (23,280,000)
                                                                 --------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...................................    179,814,249        339,390,559
   Proceeds from shares issued for reinvestment of dividends
     and distributions.........................................      3,146,809         23,280,000
   Proceeds received from substitution (See Note 9)............             --         14,298,099
   Cost of shares repurchased..................................   (185,292,057)      (242,689,277)
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transactions........................................     (2,330,999)       134,279,381
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (2,330,999)       104,904,715
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................     65,553,313        375,667,375
                                                                 --------------------------------
   End of period...............................................  $  63,222,314      $ 480,572,090
                                                                 --------------------------------
                                                                 --------------------------------
   ---------------
   Accumulated undistributed net investment income.............  $          --      $  24,300,344
                                                                 --------------------------------
                                                                 --------------------------------
   Shares issued and repurchased:
   Sold........................................................    179,814,249         23,818,255
   Issued in reinvestment of dividends and distributions.......      3,146,809          1,709,251
   Received from substitution (See Note 9).....................             --          1,006,200
   Repurchased.................................................   (185,292,057)       (17,081,841)
                                                                 --------------------------------
   Net increase (decrease).....................................     (2,330,999)         9,451,865
                                                                 --------------------------------
                                                                 --------------------------------

    See Notes to Financial Statements

---------------------

---------------------

                      GROWTH                          CAPITAL         NATURAL                       STRATEGIC
     HIGH YIELD     AND INCOME       GROWTH        APPRECIATION      RESOURCES     MULTI-ASSET     MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------
    $  2,085,138   $    236,696   $   1,745,601   $     2,275,743   $    484,404   $  2,680,558   $   1,426,461
      (2,182,287)     6,458,624      96,726,357       243,607,186       (369,964)    22,104,039       9,163,556
              --             --              --            (1,936)        (1,166)            --         (71,685)
              --             --              --                --             --       (479,135)        328,500
       1,519,578        759,336      81,579,374       519,981,745     15,443,502     (8,576,025)      5,644,669
              --             --              --            (6,845)           354             --        (235,946)
              --             --              --                --             --        153,571         137,810
---------------------------------------------------------------------------------------------------------------
       1,422,429      7,454,656     180,051,332       765,855,893     15,557,130     15,883,008      16,393,365
---------------------------------------------------------------------------------------------------------------
              --     (6,790,000)    (46,500,000)      (60,660,000)            --    (19,335,000)     (8,025,000)
      (2,865,000)      (320,000)     (2,155,000)         (935,000)      (660,000)    (3,145,000)     (1,065,000)
---------------------------------------------------------------------------------------------------------------
      (2,865,000)    (7,110,000)    (48,655,000)      (61,595,000)      (660,000)   (22,480,000)     (9,090,000)
---------------------------------------------------------------------------------------------------------------
      10,144,582     11,366,907     325,952,545     1,201,270,486     37,745,908      5,709,112       4,034,498
       2,865,000      7,110,000      48,655,000        61,595,000        660,000     22,480,000       9,090,000
              --             --              --                --             --             --      26,895,440
     (17,588,832)   (21,301,389)   (306,568,698)   (1,080,884,798)   (38,211,007)   (38,862,170)    (17,307,393)
---------------------------------------------------------------------------------------------------------------
      (4,579,250)    (2,824,482)     68,038,847       181,980,688        194,901    (10,673,058)     22,712,545
---------------------------------------------------------------------------------------------------------------
      (6,021,821)    (2,479,826)    199,435,179       886,241,581     15,092,031    (17,270,050)     30,015,910
---------------------------------------------------------------------------------------------------------------
      26,098,761     52,189,639     669,329,841     1,100,645,930     39,298,877    146,711,969      49,254,229
---------------------------------------------------------------------------------------------------------------
    $ 20,076,940   $ 49,709,813   $ 868,765,020   $ 1,986,887,511   $ 54,390,908   $129,441,919   $  79,270,139
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    $  2,094,849   $    230,707   $   1,422,103   $     1,884,487   $    474,905   $  2,683,699   $   1,610,943
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
       1,507,875        520,129       9,411,183        28,555,128      2,562,721        419,596         364,726
         478,297        358,006       1,455,429         1,450,659         41,147      1,892,256         880,813
              --             --              --                --             --             --       2,365,474
      (2,544,489)      (983,570)     (8,893,880)      (26,084,913)    (2,643,067)    (2,901,429)     (1,580,847)
---------------------------------------------------------------------------------------------------------------
        (558,317)      (105,435)      1,972,732         3,920,874        (39,199)      (589,577)      2,030,166
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                        GOVERNMENT &
                                                                 MONEY MARKET           QUALITY BOND           HIGH YIELD
                                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.......................................  $   3,455,742         $  16,372,581          $  2,892,197
   Net realized gain (loss) on investments.....................             --             7,720,414               384,346
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................             --                    --                 4,058
   Net realized gain on futures contracts......................             --               229,447                    --
   Change in unrealized appreciation/depreciation of
     investments...............................................             --             1,573,127            (4,005,538)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................             --                    --                (2,745)
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................             --                    --                    --
                                                                 ----------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      3,455,742            25,895,569              (727,682)
                                                                 ----------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains............................             --              (500,000)                   --
   Dividends from net investment income........................     (3,455,742)          (13,600,000)           (3,760,000)
                                                                 ----------------------------------------------------------
   Total dividends and distributions to shareholders...........     (3,455,742)          (14,100,000)           (3,760,000)
                                                                 ----------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...................................    172,261,459           327,025,063            16,456,461
   Proceeds from shares issued for reinvestment of dividends
     and distributions.........................................      3,138,912            14,100,000             3,760,000
   Cost of shares repurchased..................................   (179,651,239)         (211,876,204)          (29,823,279)
                                                                 ----------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transactions........................................     (4,250,868)          129,248,859            (9,606,818)
                                                                 ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (4,250,868)          141,044,428           (14,094,500)
                                                                 ----------------------------------------------------------
   NET ASSETS:
   Beginning of period.........................................     69,804,181           234,622,947            40,193,261
                                                                 ----------------------------------------------------------
   End of period...............................................  $  65,553,313         $ 375,667,375          $ 26,098,761
                                                                 ----------------------------------------------------------
                                                                 ----------------------------------------------------------

   Accumulated undistributed net investment income (loss)......  $      (1,211)        $  16,374,488          $  2,844,811
                                                                 ----------------------------------------------------------
                                                                 ----------------------------------------------------------
   Shares issued and repurchased:
   Sold........................................................    172,261,459            22,544,620             2,203,779
   Issued in reinvestment of dividends and distributions.......      3,138,912               979,167               574,924
   Repurchased.................................................   (179,651,239)          (14,658,468)           (3,737,618)
                                                                 ----------------------------------------------------------
   Net increase (decrease).....................................     (4,250,868)            8,865,319              (958,915)
                                                                 ----------------------------------------------------------
                                                                 ----------------------------------------------------------

    See Notes to Financial Statements

---------------------

     GROWTH AND                       CAPITAL         NATURAL                      STRATEGIC
       INCOME         GROWTH        APPRECIATION     RESOURCES     MULTI-ASSET    MULTI-ASSET
     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
    ------------------------------------------------------------------------------------------
    $    336,017   $   2,185,018   $      954,580   $    710,724   $  3,130,553   $  1,037,331
       6,821,664      46,595,637       51,248,404     (4,087,799)    18,483,095      8,083,476
              --              --           (4,284)        (2,583)            --       (211,115)
              --              --               --             --      1,135,206        214,805
       5,370,411      98,358,771      142,707,660     (5,229,472)     9,455,468     (1,765,867)
              --              --            3,437          2,784             --         27,978
              --              --               --             --       (210,376)       (47,999)
    ------------------------------------------------------------------------------------------
      12,528,092     147,139,426      194,909,797     (8,606,346)    31,993,946      7,338,609
    ------------------------------------------------------------------------------------------
      (1,830,000)    (31,210,000)     (74,450,000)      (425,000)   (22,720,000)    (7,725,000)
        (400,000)     (2,560,000)        (500,000)      (620,000)    (3,675,000)    (1,050,000)
    ------------------------------------------------------------------------------------------
      (2,230,000)    (33,770,000)     (74,950,000)    (1,045,000)   (26,395,000)    (8,775,000)
    ------------------------------------------------------------------------------------------
      19,076,191     259,990,058      638,786,503     22,578,157     12,700,692      1,960,272
       2,230,000      33,770,000       74,950,000      1,045,000     26,395,000      8,775,000
     (23,831,304)   (223,327,903)    (547,361,436)   (24,726,866)   (43,668,103)   (13,333,802)
    ------------------------------------------------------------------------------------------
      (2,525,113)     70,432,155      166,375,067     (1,103,709)    (4,572,411)    (2,598,530)
    ------------------------------------------------------------------------------------------
       7,772,979     183,801,581      286,334,864    (10,755,055)     1,026,535     (4,034,921)
    ------------------------------------------------------------------------------------------
      44,416,660     485,528,260      814,311,066     50,053,932    145,685,434     53,289,150
    ------------------------------------------------------------------------------------------
    $ 52,189,639   $ 669,329,841   $1,100,645,930   $ 39,298,877   $146,711,969   $ 49,254,229
    ------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------
    $    314,011   $   2,119,618   $      884,964   $    651,667   $  3,123,018   $  1,023,157
    ------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------
       1,003,191       8,911,772       19,386,978      1,680,379        925,146        172,090
         131,408       1,337,426        2,741,404         94,144      2,259,846        975,000
      (1,253,473)     (7,621,126)     (16,484,716)    (1,853,949)    (3,083,297)    (1,164,033)
    ------------------------------------------------------------------------------------------
        (118,874)      2,628,072        5,643,666        (79,426)       101,695        (16,943)
    ------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies.

The investment objectives for each portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The GOVERNMENT & QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal.

The HIGH YIELD PORTFOLIO seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities, including forward commitments on securities are translated at the rate of exchange
---------------------
prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain/loss on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets or other appropriate methods. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 1999, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED
                                                                UNDISTRIBUTED     ACCUMULATED
                                                                NET REALIZED     UNDISTRIBUTED       PAID
                                                                 INVESTMENT      NET REALIZED         IN
                                                                 INCOME/LOSS       GAIN/LOSS        CAPITAL
                                                                ---------------------------------------------
Money Market Portfolio......................................      $  8,874        $   (8,874)     $        --
Government & Quality Bond Portfolio.........................       200,886          (250,571)          49,685
High Yield Portfolio........................................        29,900         2,754,901       (2,784,801)
Growth and Income Portfolio.................................            --                --               --
Growth Portfolio............................................      (288,116)          286,116            2,000
Capital Appreciation Portfolio..............................      (341,220)          341,220               --
Natural Resources Portfolio.................................        (1,166)            6,242           (5,076)
Multi-Asset Portfolio.......................................        25,123           (25,123)              --
Strategic Multi-Asset Portfolio.............................       226,325          (195,640)         (30,685)

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, market discount, paydowns, and expiring capital loss carryovers.

NOTE 3. OPERATING POLICIES:

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At December 31, 1999, the Money Market, Government & Quality Bond, High Yield, Growth and Income, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios had a 1.9%, 4.7%, 0.1%, 0.1%, 10.0%, 77.5%, 0.0%, 1.6% and 1.7%, respectively, undivided interest, representing $4,215,000, $10,770,000, $140,000, $290,000, $22,875,000, $176,595,000, $20,000, $3,715,000
and $3,830,000, respectively, in principal amount, in a joint repo with Lehman Brothers, which is dated December 31, 1999, bears interest at the rate of 2.5% per annum, has an aggregate principal amount of $227,795,000 and a
                                                           ---------------------
repurchase price of $227,842,457, matures on January 3, 2000, and is collateralized by $150,000,000 of U.S. Treasury Bonds, which bear interest at a rate of 6.86% per annum, matures 5/15/2017, and $193,475,000 of U.S. Treasury Bonds, which bear interest at a rate of 5.77% per annum, matures 6/30/2000; and have an approximate aggregate value of $234,628,849.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The portfolio segregates assets equal to or greater than the value of the open contracts. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FORWARD COMMITMENTS: Each portfolio may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments"). The forward commitments are marked-to-market daily using the market value of the underlying security that is purchased or sold under the commitment. The change in market value is recorded by the portfolio as unrealized gain or loss of investments. When a commitment is closed, the portfolio records a realized gain or loss equal to the difference between the value of the commitment at the time it was opened and the value at the time it was closed. The realized gain/loss is included with the realized gain/loss on investments in the Statement of Operations. The portfolio assumes the risk of any change in market value of the security beginning on the date of the agreement. Forward commitments may involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At December 31, 1999, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                             AGGREGATE      AGGREGATE
                                               GROSS          GROSS        UNREALIZED
                                             UNREALIZED     UNREALIZED    GAIN (LOSS)       COST OF         CAPITAL LOSS
                                                GAIN           LOSS           NET         INVESTMENTS     UTILIZED/EXPIRED
                                            ------------------------------------------------------------------------------
    Money Market Portfolio................  $         --   $         --   $         --   $   63,493,059      $       --
    Government & Quality Bond Portfolio*..       786,347    (22,884,469)   (22,098,122)     496,666,483              --
    High Yield Portfolio*.................       365,822     (2,218,446)    (1,852,624)      21,477,707       2,784,801
    Growth and Income Portfolio...........    19,025,884     (1,412,339)    17,613,545       32,220,129              --
    Growth Portfolio......................   357,641,890    (24,528,604)   333,113,286      533,007,458              --
    Capital Appreciation Portfolio**......   875,332,536    (37,258,104)   838,074,432    1,180,890,675              --
    Natural Resources Portfolio...........    11,870,494     (3,056,865)     8,813,629       45,191,425          10,509
    Multi-Asset Portfolio.................    34,751,611     (3,893,403)    30,858,208       98,042,118              --
    Strategic Multi-Asset Portfolio**.....    14,894,748     (2,698,790)    12,195,958       68,978,929              --


                                            CAPITAL LOSS
                                             CARRYOVER     EXPIRATION
    Money Market Portfolio................   $       --           --
    Government & Quality Bond Portfolio*..      945,427         2007
    High Yield Portfolio*.................    4,763,765    2002-2007
    Growth and Income Portfolio...........           --           --
    Growth Portfolio......................           --           --
    Capital Appreciation Portfolio**......           --           --
    Natural Resources Portfolio...........    4,072,622         2006
    Multi-Asset Portfolio.................           --           --
    Strategic Multi-Asset Portfolio**.....           --           --

 * Post 10/31 Capital Loss Deferrals: Government & Quality Bond $583,960 and High Yield $344,811.

** Post 10/31 Foreign Exchange Loss Deferrals: Capital Appreciation $6,077 and
   Strategic Multi-Asset $77,438.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of American International Group, Inc., with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Money Market              $0-$150 million       .500%
                                 >   $150
                                  million       .475%
                                 >   $250
                                  million       .450%
                                 >   $500
                                  million       .425%
Government & Quality
  Bond                    $0-$200 million       .625%
                                 >   $200
                                  million       .575%
                                 >   $500
                                  million       .500%
High Yield                $0-$250 million       .700%
                                 >   $250
                                  million       .575%
                                 >   $500
                                  million       .500%
Growth and Income         $0-$100 million       .700%
                                 >   $100
                                  million       .650%
                                 >   $250
                                  million       .600%
                                 >   $500
                                  million       .575%

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Growth                    $0-$250 million       .750%
                                 >   $250
                                  million       .675%
                                 >   $500
                                  million       .600%
Capital Appreciation      $0-$100 million       .750%
                                 >   $100
                                  million       .675%
                                 >   $250
                                  million       .625%
                                 >   $500
                                  million       .600%
Natural Resources         >             $0      .750%
Strategic Multi-Asset/    $0-$200 million      1.000%
                                 >   $200
Multi-Asset                       million       .875%
                                 >   $500
                                  million       .800%

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.

  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Money Market              $0-$500 million       .075%
                                 >   $500
                                  million       .020%
Government & Quality
  Bond                    $0-$ 50 million       .225%
                                 >    $50
                                  million       .125%
                                 >   $100
                                  million       .100%
High Yield                $0-$ 50 million       .300%
                                 >   $ 50
                                  million       .225%
                                 >   $150
                                  million       .175%
                                 >   $500
                                  million       .150%
Growth/                   $0-$ 50 million       .325%
                                 >   $ 50
Growth and Income                 million       .225%
                                 >   $150
                                  million       .200%
                                 >   $500
                                  million       .150%
Capital Appreciation      $0-$ 50 million       .375%
                                 >   $ 50
                                  million       .275%
                                 >   $150
                                  million       .200%
                                 >   $500
                                  million       .150%

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Natural Resources         $0-$ 50 million       .350%
                                 >   $ 50
                                  million       .250%
                                 >   $150
                                  million       .200%
                                 >   $500
                                  million       .150%
Multi-Asset               $0-$ 50 million       .250%
                                 >   $ 50
                                  million       .175%
                                 >   $150
                                  million       .150%
Strategic Multi-Asset     $0-$ 50 million       .300%
                                 >   $ 50
                                  million       .200%
                                 >   $150
                                  million       .175%
                                 >   $500
                                  million       .150%

  For the year ended December 31, 1999, SAAMCo received fees of $19,094,697 from the Trust, of which SAAMCo informed the Trust that $13,795,589 was retained and $5,299,108 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the year ended December 31, 1999:

                                                                      MONEY      GOVERNMENT &                   GROWTH
                                                                      MARKET     QUALITY BOND   HIGH YIELD    AND INCOME
                                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                     --------------------------------------------------
    Purchases of portfolio securities (excluding U.S. government
      securities)...............................................    $       --   $ 30,674,745   $11,967,542   $10,169,479
    Sales of portfolio securities (excluding U.S. government
      securities)...............................................            --      4,964,950    16,217,903    18,274,496
    U.S. government securities excluded above were as follows:
    Purchases of U.S. government securities.....................            --    227,560,448            --            --
    Sales of U.S. government securities.........................            --    124,329,144            --       300,097

                                                           ---------------------

                                                                             CAPITAL        NATURAL                    STRATEGIC
                                                               GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                              -----------------------------------------------------------------
    Purchases of portfolio securities (excluding U.S.
      government securities)............................    $298,902,776   $775,699,785   $43,493,991   $36,643,455   $80,592,592
    Sales of portfolio securities (excluding U.S.
      government securities)............................     282,209,714    815,315,760    41,670,446    62,806,636    83,977,614
    U.S. government securities excluded above were as
      follows:
    Purchases of U.S. government securities.............              --             --            --    16,681,911     4,599,034
    Sales of U.S. government securities.................              --             --            --    15,811,657     4,403,839

NOTE 7. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1999, the Trust had accrued $205,989 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1999, expensed $43,121 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

NOTE 8. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. During the year ended December 31, 1999 the following portfolios recorded realized gains and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                   REALIZED     DIVIDEND
                                                                           SECURITY                GAIN/LOSS     INCOME
                                                              ----------------------------------------------------------
    Growth and Income Portfolio.............................  American International Group, Inc.   $119,721     $ 36,300
    Growth Portfolio........................................  American International Group, Inc.    975,889      448,486
    Multi-Asset Portfolio...................................  American International Group, Inc.    530,346       68,924
    Capital Appreciation Portfolio..........................  Crown Castle International Corp.      552,714           --
    Capital Appreciation Portfolio..........................  Transatlantic Holdings, Inc.               --      270,000
    Strategic Multi-Asset Portfolio.........................  Crown Castle International Corp.       16,598           --

NOTE 9. SUBSTITUTION: On August 6, 1999, pursuant to a Substitution Order granted by the Securities and Exchange Commission, the shares of the Fixed Income Portfolio and the Foreign Securities Portfolio were replaced with shares of the Government and Quality Bond Portfolio and Strategic Multi-Asset Portfolio, respectively. As of the close of business on August 6, 1999, the total net assets and unrealized appreciation (depreciation) of the Fixed Income Portfolio and the Foreign Securities Portfolio were as follows:

                                                                                         UNREALIZED
                                                                  NET ASSETS     APPRECIATION (DEPRECIATION)
                                                                  -----------    ---------------------------
    Fixed Income Portfolio......................................  $14,298,099              580,483
    Foreign Securities Portfolio................................  $26,895,440             (855,708)

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     NET                     DIVIDENDS   DIVIDENDS
                                   REALIZED       TOTAL      DECLARED    FROM NET                               NET
           NET ASSET     NET     & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                 ASSETS
             VALUE     INVEST-   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                   END OF
 PERIOD    BEGINNING    MENT          ON           MENT        MENT       INVEST-     END OF      TOTAL        PERIOD
 ENDED     OF PERIOD   INCOME*   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**     (000'S)
------------------------------------------------------------------------------------------------------------------------
                                                 Money Market Portfolio
12/31/95    $ 1.00      $0.05       $   --        $ 0.05      $(0.05)     $   --      $ 1.00        5.6%    $     93,692
12/31/96      1.00       0.05           --          0.05       (0.05)         --        1.00        5.0           74,001
12/31/97      1.00       0.05           --          0.05       (0.05)         --        1.00        5.1           69,804
12/31/98      1.00       0.05           --          0.05       (0.05)         --        1.00        5.1           65,553
12/31/99      1.00       0.05           --          0.05       (0.05)         --        1.00        4.7           63,222
                                          Government & Quality Bond Portfolio
12/31/95     12.86       0.90         1.55          2.45       (1.08)         --       14.23       19.4          225,579
12/31/96     14.23       0.87        (0.50)         0.37       (0.90)      (0.03)      13.67        2.9          221,603
12/31/97     13.67       0.84         0.42          1.26       (0.92)      (0.05)      13.96        9.5          234,623
12/31/98     13.96       0.79         0.48          1.27       (0.57)      (0.02)      14.64        9.2          375,667
12/31/99     14.64       0.78        (1.02)        (0.25)      (0.51)      (0.21)      13.68      (1.7)          480,572
                                                  High Yield Portfolio
12/31/95      7.87       0.77         0.67          1.44       (0.98)         --        8.33       18.8           46,817
12/31/96      8.33       0.74         0.19          0.93       (0.88)         --        8.38       11.7           45,687
12/31/97      8.38       0.75         0.18          0.93       (0.93)         --        8.38       11.4           40,193
12/31/98      8.38       0.71        (1.13)        (0.42)      (1.16)         --        6.80      (4.5)           26,099
12/31/99      6.80       0.62        (0.25)         0.37       (1.05)         --        6.12        5.7           20,077
                                              Growth and Income Portfolio
12/31/95     11.56       0.61         1.29          1.90       (0.83)      (0.62)      12.01       16.6           32,008
12/31/96++   12.01       0.33         2.02          2.35       (0.77)         --       13.59       20.2           33,465
12/31/97     13.59       0.15         3.74          3.89       (0.34)         --       17.14       28.8           44,417
12/31/98     17.14       0.14         4.80          4.94       (0.17)      (0.80)      21.11       30.2           52,190
12/31/99     21.11       0.10         3.06          3.16       (0.15)      (3.12)      21.00       15.9           49,710


                       RATIO OF NET
           RATIO OF     INVESTMENT
           EXPENSES       INCOME      PORTFOLIO
 PERIOD   TO AVERAGE    TO AVERAGE    TURNOVER
 ENDED    NET ASSETS    NET ASSETS      RATE
                 Money Market Portfolio
12/31/95     0.6%          5.5%            --%
12/31/96     0.6           4.9             --
12/31/97     0.6           5.0             --
12/31/98     0.6           5.0             --
12/31/99     0.7           4.6             --
           Government & Quality Bond Portfolio
12/31/95     0.7           6.5          135.2
12/31/96     0.7           6.3          106.7
12/31/97     0.7           6.1           75.7
12/31/98     0.7           5.5          150.2
12/31/99     0.7           5.5           31.1
                  High Yield Portfolio
12/31/95     0.9           9.2           68.1
12/31/96     0.9           8.8           58.0
12/31/97     0.9           8.8          101.4
12/31/98     0.9           9.0          109.6
12/31/99     1.2           9.2           55.0
               Growth and Income Portfolio
12/31/95     0.9           5.2           88.8
12/31/96     0.9           2.5          108.5
12/31/97     0.8           1.0           49.4
12/31/98     0.8           0.7           41.0
12/31/99     0.9           0.5           20.4

---------------
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
++ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                         NET                     DIVIDENDS   DIVIDENDS
                                       REALIZED       TOTAL      DECLARED    FROM NET                              NET
            NET ASSET      NET       & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET               ASSETS
              VALUE     INVESTMENT   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                 END OF
 PERIOD     BEGINNING     INCOME          ON           MENT        MENT       INVEST-     END OF      TOTAL      PERIOD
  ENDED     OF PERIOD    (LOSS)*     INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**    (000'S)
-------------------------------------------------------------------------------------------------------------------------
                                                    Growth Portfolio
 12/31/95    $18.18       $0.11         $ 4.62        $ 4.73      $(0.05)     $(3.38)     $19.48       26.3%    $ 307,857
 12/31/96     19.48        0.20           4.57          4.77       (0.11)      (0.95)      23.19       25.0       366,602
 12/31/97     23.19        0.16           6.76          6.92       (0.20)      (2.87)      27.04       30.4       485,528
 12/31/98     27.04        0.11           7.19          7.30       (0.14)      (1.68)      32.52       29.0       669,330
 12/31/99     32.52        0.08           8.31          8.39       (0.10)      (2.29)      38.52       26.9       868,765
                                             Capital Appreciation Portfolio
 12/31/95     17.51        0.06           6.00          6.06       (0.15)      (0.20)      23.22       34.6       356,218
 12/31/96     23.22        0.06           5.73          5.79       (0.06)      (0.95)      28.00       25.1       567,672
 12/31/97     28.00        0.02           7.05          7.07       (0.05)      (2.81)      32.21       25.4       814,311
 12/31/98     32.21        0.04           6.24          6.28       (0.02)      (2.88)      35.59       22.2     1,100,646
 12/31/99     35.59        0.08          23.40         23.48       (0.03)      (2.02)      57.02       67.6     1,986,888
                                               Natural Resources Portfolio
 12/31/95     13.29        0.18           2.15          2.33       (0.21)      (0.29)      15.12       17.5        28,941
 12/31/96     15.12        0.22           1.89          2.11       (0.13)      (0.23)      16.87       14.1        45,329
 12/31/97     16.87        0.20          (1.49)        (1.29)      (0.17)      (0.99)      14.42       (8.6)       50,054
 12/31/98     14.42        0.21          (2.72)        (2.51)      (0.19)      (0.13)      11.59      (17.3)       39,299
 12/31/99     11.59        0.14           4.67          4.81       (0.18)         --       16.22       41.5        54,391
                                                  Multi-Asset Portfolio
 12/31/95     11.71        0.40           2.47          2.87       (0.49)      (1.05)      13.04       24.9       168,243
 12/31/96     13.04        0.35           1.36          1.71       (0.49)      (0.91)      13.35       13.9       150,619
 12/31/97     13.35        0.34           2.36          2.70       (0.43)      (2.10)      13.52       21.1       145,685
 12/31/98     13.52        0.30           2.56          2.86       (0.40)      (2.49)      13.49       24.5       146,712
 12/31/99     13.49        0.26           1.28          1.54       (0.34)      (2.11)      12.58       12.5       129,442
                                             Strategic Multi-Asset Portfolio
 12/31/95     11.29        0.32           2.18          2.50       (0.23)      (1.78)      11.78       22.8        64,026
 12/31/96     11.78        0.25           1.41          1.66       (0.40)      (0.84)      12.20       14.8        57,744
 12/31/97     12.20        0.23           1.48          1.71       (0.31)      (2.32)      11.28       14.3        53,289
 12/31/98     11.28        0.23           1.13          1.36       (0.26)      (1.92)      10.46       15.2        49,254
 12/31/99     10.46        0.24           2.50          2.74       (0.17)      (1.26)      11.77       28.2        79,273


                          RATIO OF NET
            RATIO OF       INVESTMENT
            EXPENSES      INCOME (LOSS)   PORTFOLIO
 PERIOD    TO AVERAGE      TO AVERAGE     TURNOVER
  ENDED    NET ASSETS      NET ASSETS       RATE
                       Growth Portfolio
 12/31/95      0.9%           0.6%           92.1%
 12/31/96      0.8             0.9           51.7
 12/31/97      0.8             0.6           32.2
 12/31/98      0.8             0.4           27.1
 12/31/99      0.7             0.2           39.9
                Capital Appreciation Portfolio
 12/31/95      0.8             0.3           60.1
 12/31/96      0.8             0.2           69.2
 12/31/97      0.7             0.1           60.1
 12/31/98      0.7             0.1           59.6
 12/31/99      0.7             0.2           63.7
                 Natural Resources Portfolio
 12/31/95      1.0             1.3           32.0
 12/31/96      0.9             1.3           52.5
 12/31/97      0.9             1.2           27.9
 12/31/98      0.9             1.6           51.2
 12/31/99      1.0             1.0           86.7
                    Multi-Asset Portfolio
 12/31/95      1.1             3.2           85.9
 12/31/96      1.1             2.6           64.1
 12/31/97      1.1             2.4           56.5
 12/31/98      1.1             2.2           51.1
 12/31/99      1.1             2.0           40.9
               Strategic Multi-Asset Portfolio
 12/31/95      1.3             2.7           36.9
 12/31/96      1.4             2.0           51.3
 12/31/97      1.4             1.8           59.7
 12/31/98      1.5             2.0          157.1
 12/31/99      1.5             2.4          158.9

---------------
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, Government & Quality Bond Portfolio, High Yield Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio (constituting the nine portfolios of Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2000

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 1999. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1999. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 2000.

During the year ended December 31, 1999 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                NET            NET              NET        QUALIFYING % FOR THE
                                                   TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                                 DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    RECEIVED DEDUCTION
                                                 ---------   ----------   --------------   -------------   --------------------
Money Market Portfolio.........................    $0.05       $0.05          $  --            $  --                 --%
Government & Quality Bond Portfolio............     0.72        0.51           0.18             0.03                 --
High Yield Portfolio...........................     1.05        1.05             --               --               2.49
Growth and Income Portfolio....................     3.27        0.15           0.47             2.65              45.58
Growth Portfolio...............................     2.39        0.10             --             2.29              99.97
Capital Appreciation Portfolio.................     2.05        0.03             --             2.02              99.54
Natural Resources Portfolio....................     0.18        0.18             --               --              62.66
Multi-Asset Portfolio..........................     2.45        0.34           0.24             1.87              18.88
Strategic Multi-Asset Portfolio................     1.43        0.17           0.09             1.17               6.61

---------------
* Short-term capital gains are treated as ordinary income for tax purposes.

---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. STOCKS

              Wellington Management Company, LLP is pleased to provide the following investment comments regarding the nine Anchor Series Trust Portfolios for the fiscal year ended December 31, 1999. The accompanying graphs compare the performance of a $10,000 investment in each portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 1999. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. To provide investors with additional perspective we have added comparative fund averages as compiled by Lipper Analytical Services. The Lipper averages referred to in the following pages represent all variable annuity underlying funds with similar objectives and are included in each portfolio's discussion when a comparable Lipper category exists. The Lipper returns shown include all fund expenses but exclude insurance company expenses associated with the variable annuities. We believe these averages may be helpful to shareholders in evaluating the Anchor Series Trust Portfolios, since an average of comparable funds is often a truer comparison than an unmanaged index of securities such as the S&P 500 or the Lehman Aggregate (which are not actively managed and are reported "gross" of all expenses and transaction costs).

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Money Market Portfolio

              The Money Market Portfolio returned 4.69%, ahead of the IBC All Taxable Average return of 4.64% and behind the Lipper Variable Annuity Money Market Fund Average return of 4.75% in 1999. The Federal Reserve raised short term interest rates by 0.75% in 1999, and effectively erased the easing they provided in 1998. Our concentration in high quality commercial paper and floating rate notes indexed to LIBOR helped achieve solid returns in a rising interest rate environment. $1.00 NAV was maintained at all times throughout the year.

                                                           ---------------------

              FIXED-INCOME PORTFOLIOS
[GOVERNMENT/QUALITY BOND PORTFOLIO GRAPHIC]

                                                 GOVERNMENT AND QUALITY          LEHMAN BROTHERS         LIPPER VA-UF U.S. GOVT.
                                                     BOND PORTFOLIO              AGGREGATE INDEX              FUNDS AVERAGE
                                                 ----------------------          ---------------         -----------------------
12/89                                                     10000                       10000                       10000
12/90                                                     10779                       10895                       10803
12/91                                                     12643                       12638                       12503
12/92                                                     13515                       13573                       13362
12/93                                                     14683                       14897                       14652
12/94                                                     14183                       14462                       14067
12/95                                                     16937                       17134                       16469
12/96                                                     17427                       17756                       16897
12/97                                                     19089                       19470                       18382
12/98                                                     20840                       21162                       19906
12/99                                                     20496                       20988                       19482


                     GOVERNMENT AND QUALITY BOND PORTFOLIO
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                         1-year           -1.65%
                         5-year            7.64%
                        10-year            7.44%

              The Lehman Brothers Aggregate Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper Variable Annuity General U.S. Government category includes funds which invest at least 65% of assets in U.S. government and agency issues.

              GOVERNMENT AND QUALITY BOND PORTFOLIO

              The Government and Quality Bond Portfolio returned -1.7% in 1999 ahead of the Lipper General U.S. Government Variable Annuity Fund average return of -2.1% and behind the Lehman Brothers Aggregate return of -0.8%. The portfolio's emphasis on Treasuries added to performance during the fall. The portfolio's credit focus on very high quality corporate bonds (predominantly A-rated or better) detracted from returns as lower quality bonds performed better in 1999.

              The graph represents past performance, which is not indicative of future results.

---------------------

[HIGH YIELD PORTFOLIO GRAPHIC]

                                                                              LEHMAN BROTHERS HIGH          LIPPER VA-UF HIGH
                                                  HIGH YIELD PORTFOLIO             YIELD INDEX            CURRENT YIELD AVERAGE
                                                  --------------------        --------------------        ---------------------
12/89                                                     10000                       10000                       10000
12/90                                                      8925                        9041                        9325
12/91                                                     11876                       13217                       12604
12/92                                                     13528                       15298                       14649
12/93                                                     16109                       17916                       17356
12/94                                                     15387                       17737                       16846
12/95                                                     18277                       21137                       19887
12/96                                                     20416                       23536                       22613
12/97                                                     22739                       26542                       25657
12/98                                                     21719                       27037                       25770
12/99                                                     22961                       27683                       26752



                            HIGH YIELD PORTFOLIO
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                         1-year            5.72%
                         5-year            8.33%
                        10-year            8.67%

              The Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, nonivestment grade debt registered with the SEC. All bonds included in the index must be U.S. dollar-denominated and non-convertible. The Lipper Variable Annuity High Current Yield category includes funds which aim at high (relative) current yield from fixed income securities. There are no quality or maturity restrictions, though these funds tend to invest in lower grade debt issues.


              HIGH YIELD PORTFOLIO

              The High Yield Portfolio returned 5.7% in 1999. The Lehman Brothers High Yield Index returned 2.4% and the Lipper VA High Current Yield Average returned 3.8%. The primary contribution to the performance can be attributed to specific security analysis as well as price improvements in selected Yankee holdings.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              BALANCED PORTFOLIOS

[MULTI-ASSET PORTFOLIO]

                                                                                              LIPPER VA-UF        CUSTOM INDEX
                                   MULTI-ASSET           S&P 500         LEHMAN BROTHERS     FLEXIBLE FUNDS       ------------
                                    PORTFOLIO        COMPOSITE INDEX     AGGREGATE INDEX         AVERAGE
                                   -----------       ---------------     ---------------     --------------
12/89                                 10000               10000               10000               10000               10000
12/90                                 10162                9675               10895               10098               10178
12/91                                 12934               12632               12638               12642               12640
12/92                                 13997               13598               13573               13610               13575
12/93                                 15020               14948               14897               15277               14885
12/94                                 14767               15165               14462               15002               14887
12/95                                 18450               20822               17134               18672               19194
12/96                                 21009               25620               17756               21267               22085
12/97                                 25447               34190               19470               25293               27248
12/98                                 31672               44019               21162               28748               32907
12/99                                 35615               53265               20988               32235               36960



                          MULTI-ASSET PORTFOLIO
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                         1-year           12.45%
                         5-year           19.25%
                        10-year           13.54%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lehman Brothers Aggregate Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper VA Flexible category includes funds which allocate their investments across various asset classes, including domestic common stock, bonds, and money market instruments, with a focus on total return. Custom index consists of 60% S&P 500 Composite Index, 35% Lehman Brothers Aggregate Index, and 5% 3-month T-bill.

              MULTI-ASSET PORTFOLIO

              The Multi-Asset Portfolio returned 12.5% in 1999, ahead of similar funds as measured by the Lipper Variable Annuity Flexible Funds Average return of 12.1%. The custom index that is comprised of 60% of S&P 500, 35% of Lehman Brothers Aggregate, and 5% of three month T-bill returned 12.3%. On an absolute basis, Core Equities added to returns while the fixed income portion was in line with the overall bond market return measured by the Lehman Brothers Aggregate Index. Security selection in both equity and fixed income helped performance. Equity exposure ranged from 54% to 62% of the portfolio during 1999. This somewhat defensive strategic asset mix of the portfolio moderated returns slightly, as stocks posted another strong year.

              The graph represents past performance, which is not indicative of future results.

---------------------

[STRATEGIC MULTIASSET PORTFOLIO GRAPHIC]

                                STRATEGIC MULTI-      MSCI AC WORLD                              SALOMON          CUSTOM INDEX
                                 ASSET PORTFOLIO     FREE USD INDEX       LIPPER VA-UF       BROTHERS WORLD       ------------
                                ----------------     --------------      GLOBAL FLEXIBLE    GOV'T BOND U.S.$
                                                                             AVERAGE          HEDGED INDEX
                                                                         ---------------    ----------------
12/89                                 10000               10000               10000               10000               10000
12/90                                  9243                8352                9721               10591                9291
12/91                                 11479               10015               11891               11988               11303
12/92                                 11930                9591               12633               12933               11588
12/93                                 13756               11978               15051               14538               13611
12/94                                 13401               12580               14685               13995               13895
12/95                                 16453               15028               17864               16522               16813
12/96                                 16689               17012               20612               17957               18780
12/97                                 21595               19562               23104               19860               21605
12/98                                 24879               23859               25657               22051               25278
12/99                                 31662               30256               29138               22344               29769



                     STRATEGIC MULTI-ASSET PORTFOLIO
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                         1-year            28.15%
                         5-year            18.93%
                        10-year            12.29%

              The Lipper Variable Annuity-UF Global Flexible Average includes funds which allocate their investments across various asset classes,including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the U.S., including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. Custom Index consists of 65% MSCI AC World Free, 20% Salomon Brothers World Gov't Bond (U.S.$ Hedged), 10% Lehman Brothers High Yield Index, and 5% 3-month T-bill. Custom Index prior to 2/28/98 consisted of 30% MSCI AC World Free Ex-U.S., 20% Lehman Brothers Aggregate, 30% S&P 500 Composite Index and 10% Russell 2000 Index, and 10% 3-month T-bill.


              STRATEGIC MULTI-ASSET PORTFOLIO

              The Strategic Multi-Asset Portfolio returned 28.2% in 1999, well ahead of similar funds as measured by the Lipper Variable Annuity Global Flexible Average which returned 13.6%. The Strategic Multi-Asset Portfolio is a global asset allocation fund which invests broadly across the world's major stock markets (including large cap and small cap investments) and the world's major bond markets (both investment grade and high yield). The Custom Index is a combination of the following: 65% MSCI AC World Free, 20% Salomon Brothers World Gov't Bond (U.S. $ Hedged), 10% Lehman Brothers High Yield and 5% three month T-bill. This custom benchmark's return in 1999 was 17.8%. Some of the component piece returns were as follows:

                    Salomon Brothers World Government Bond Index
                    (Hedged)                                        1.3%
                    Lehman Brothers High Yield Index                2.4%
                    MSCI All Country World Free Index              30.9%

              Additive to returns in 1999 was excellent security selection in global and capital appreciation equities and high-yield bonds. Country selection in the equity portfolio also contributed positively to the strong overall returns. The portfolio's asset allocation ranged as follows for 1999:

                               Global High Yield:                                       15 to 21%
                               Global Bonds:                                            13 to 20%
                               Core Global Equities:                                    41 to 48%
                               Aggressive Growth Equities:                              16 to 20%

              Substantial weightings in High Yield and Aggressive Growth securities boosted returns, as did the relatively low allocation to global bonds in a difficult year for investment-grade fixed income.

              The graph represents past performance, which is not indicative of future results.
                                                           ---------------------

              EQUITY PORTFOLIOS
[GROWTH/INCOME PORTFOLIO GRAPHIC]

                                                    GROWTH AND INCOME                                     LIPPER VA-UF GROWTH &
                                                        PORTFOLIO            S&P 500 COMPOSITE INDEX         INCOME AVERAGE
                                                    -----------------        -----------------------      ---------------------
12/89                                                     10000                       10000                       10000
12/90                                                      9616                        9675                        9690
12/91                                                     12193                       12632                       12439
12/92                                                     14644                       13598                       13495
12/93                                                     17868                       14948                       15158
12/94                                                     16140                       15165                       15108
12/95                                                     18818                       20822                       19920
12/96                                                     22610                       25620                       24033
12/97                                                     29113                       34190                       30584
12/98                                                     37895                       44019                       35621
12/99                                                     43913                       53265                       40836


                        THE GROWTH AND INCOME PORTFOLIO
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                         1-year            15.88%
                         5-year            22.16%
                        10-year            15.95%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Growth and Income category includes funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

              GROWTH AND INCOME PORTFOLIO

              The Growth and Income Portfolio returned 15.9%, ahead of the Lipper Growth and Income Variable Annuity Average return of 14.6% but behind the S&P 500 Composite Index return of 21.0% in 1999. The portfolio's focus on large cap stocks as well as technology and energy stocks benefited the portfolios performance in 1999. Some of the top performing stocks for the year included Cisco, General Motors and Texas Instruments. Eight stocks in the S&P 500 Composite Index accounted for 50% of the index return in 1999. The portfolio held five of those eight names for the entire one-year period, reflecting the portfolio's large cap focus. The portfolio's total return orientation, diversified approach and valuation discipline resulted in an under-performance relative to the S&P 500 index, which was highly influenced by the technology and communications sectors and momentum oriented stocks.

              The graph represents past performance, which is not indicative of future results.

---------------------

[GROWTH PORTFOLIO GRAPHIC]

                                                                S&P 500 COMPOSITE         LIPPER VA-UF
                                          GROWTH PORTFOLIO            INDEX              GROWTH AVERAGE          CUSTOM INDEX
                                          ----------------      -----------------        --------------          ------------
12/89                                          10000                  10000                  10000
12/90                                           9843                   9675                   9545
12/91                                          13860                  12632                  13048
12/92                                          14612                  13598                  14115
12/93                                          15745                  14948                  15804
12/94                                          15002                  15165                  15638
12/95                                          18951                  20822                  20811                  18949
12/96                                          23697                  25620                  25079                  23233
12/97                                          30903                  34190                  31629                  30487
12/98                                          39853                  44019                  39489                  38462
12/99                                          50588                  53265                  51916                  47371


                            THE GROWTH PORTFOLIO
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                         1-year           26.94%
                         5-year           27.52%
                        10-year           17.60%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Growth and Income category includes funds which normally invest in companies whose long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. Custom Index consists of 50% Russell 3000 Index and 50% Morningstar Growth Fund Index. We created this custom benchmark in 8/95.

              GROWTH PORTFOLIO

              The Growth Portfolio returned 26.9%, outperforming the S&P 500 Composite Index return of 21.0% but underperforming the Lipper Variable Annuity Growth Average return of 31.5%. The portfolio's investments in technology stocks, such as Cisco, Motorola and Oracle were major positive factors in the portfolio's out-performance during 1999. The portfolio focuses on high quality companies broadly across sectors and market cap ranges and therefore generally has the risk profile of broad market averages such as the Russell 3000 Index. We have shown above, the representative custom index, which combines the Russell 3000 stocks together with the stocks held by the 30 largest growth mutual funds as compiled by Morningstar. In the longer term, this custom index (which return 23.2% in 1999) is likely to be more representative of the investment universe for this portfolio.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[CAPITAL APPRECIATION PORTFOLIO GRAPHIC]

                                                                RUSSELL 2000 INDEX        LIPPER VA-UF           CUSTOM INDEX
                                        CAPITAL APPRECIATION    ------------------    CAPITAL APPRECIATION       ------------
                                             PORTFOLIO                                      AVERAGE
                                        --------------------                          --------------------
12/89                                          10000                  10000                  10000                  10000
12/90                                           8382                   8049                   9364                   8757
12/91                                          13087                  11756                  13698                  11879
12/92                                          16482                  13920                  15050                  13137
12/93                                          19955                  16552                  17318                  15306
12/94                                          19197                  16250                  17021                  15378
12/95                                          25832                  20872                  22635                  20082
12/96                                          32325                  24315                  26288                  23805
12/97                                          40545                  29752                  31996                  29818
12/98                                          49548                  28993                  38833                  33530
12/99                                          83031                  35156                  54390                  41031


                        CAPITAL APPRECIATION PORTFOLIO
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                         1-year            67.58%
                         5-year            34.03%
                        10-year            23.57%

              The Lipper Variable Annuity Capital Appreciation category includes funds which aim at maximum capital appreciation. Custom Index consists of 45% S&P 500 Composite Index, 45% Russell 2000 Index, and 10% MSCI AC World Free ex-U.S. Index.

              CAPITAL APPRECIATION PORTFOLIO

              The Capital Appreciation Portfolio returned 67.6% in 1999, well ahead of the Russell 2000 Index return of 21.3% and the Lipper Capital Appreciation Variable Annuity average return of 40.1%. The custom benchmark composed of 45% S&P 500, 45% Russell 2000, and 10% MSCI AC World Free Ex-U.S., is shown to more accurately reflect the more diversified exposure that is typical of the eclectic, bottom up approach of this portfolio. This custom index returned 22.4% in 1999. Our large commitment to technology helped the portfolio with extraordinary performance from VeriSign and Qualcomm, the latter of which we sold during the fourth quarter.

              The graph represents past performance, which is not indicative of future results.

---------------------

[NATURAL RESOURCES PORTFOLIO GRAPHIC]

                                                                    LIPPER VA-UF       MSCI ENERGY        MSCI GOLD
                                   NATURAL           S&P 500           NATURAL        SOURCES INDEX      MINES INDEX
                                  RESOURCES         COMPOSITE         RESOURCES       -------------      -----------
                                  PORTFOLIO           INDEX            AVERAGE
                                  ---------         ---------       ------------
12/89                               10000             10000             10000
12/90                                8498              9675              8739
12/91                                8911             12632              8935
12/92                                9136             13598              8820
12/93                               12439             14948             12041             12439             12439
12/94                               12564             15165             11717             13580             11304
12/95                               14757             20822             13187             16816             12122
12/96                               16840             25620             15676             20859             11902
12/97                               15393             34190             14226             24435              7265
12/98                               12725             44019             11463             26179              6651
12/99                               18006             53265             14290             32213              6735


                                  MSCI NON-
                               FERROUS METALS
                                    INDEX
                               --------------
12/89
12/90
12/91
12/92
12/93                               12439
12/94                               14269
12/95                               16051
12/96                               16957
12/97                               12593
12/98                               11132
12/99                               20134

                          NATURAL RESOURCES PORTFOLIO
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                         1-year           41.51%
                         5-year            7.46%
                        10-year            6.06%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Natural Resources category includes funds which invest more than 65% of its equity commitment in natural resource stocks. The MSCI Non-Ferrous Metals, Gold Mines, and Energy Sources indices represent specific commodities underlying the Natural Resources Portfolio.

              NATURAL RESOURCES PORTFOLIO

              The Natural Resources Portfolio returned 41.5% for the year, out-performing the Lipper Variable Annuity Natural Resources Average return of 24.7%. Metals, Energy, and Paper stocks performed particularly well in 1999. Listed below are the annual returns for each of the major sectors represented in this portfolio:

                                     MSCI Material and Commodities             31.6%
                                     MSCI Forest Product and Paper             38.0%
                                     MSCI Steels                               43.7%
                                     MSCI Non-Ferrous Metals                   80.9%
                                     MSCI Gold Mines                            1.3%
                                     MSCI Energy Equipment/Services            41.7%
                                     MSCI Energy Sources                       23.1%

              Energy and base metal stocks added to returns in 1999. Our relatively low weighting in gold and other precious metals (5.3% as of 12/31/99) also helped performance.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------
                                       71